UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6310
Greenwich Street Series Fund
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

                  The Semi-Annual Report to Stockholders is filed herewith.

Greenwich Street Series Fund Semi-Annual Report

Diversified Strategic Income Portfolio

Equity Index Portfolio

Salomon Brothers Variable Growth & Income Fund

Salomon Brothers Variable Aggressive Growth Fund

June 30, 2005

Semi-Annual Report for Greenwich Street Series Fund

 WHAT’S INSIDE

Letter from the Chairman	1

Fund at a Glance:

Diversified Strategic Income Portfolio	5

Equity Index Portfolio	6

Salomon Brothers Variable Growth & Income Fund	7

Salomon Brothers Variable Aggressive Growth Fund	8

Fund Expenses	9

Schedules of Investments	11

Statements of Assets and Liabilities	52

Statements of Operations	54

Statements of Changes in Net Assets	56

Financial Highlights	58

Notes to Financial Statements	64

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,viii returned 2.51%.

Within this environment, the portfolios performed as follows:1

PERFORMANCE OF THE FUNDS

AS OF JUNE 30, 2005
(unaudited)

6 Months

Equity Index Portfolio — Class I shares	-0.98%

Equity Index Portfolio — Class II Shares	-1.12%

S&P 500 Index	-0.81%

Lipper Variable S&P 500 Index Objective Funds Category Average	-0.96%

Diversified Strategic Income Portfolio	1.94%

Lehman Brothers Aggregate Bond Index	2.51%

Lipper Variable General Bond Funds Category Average	1.41%

Salomon Brothers Variable Growth & Income Fund	-1.83%

S&P 500 Index	-0.81%

Russell 1000 Index	0.11%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

[1]	The Funds are an underlying investment option of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

PERFORMANCE OF THE FUNDS
AS OF JUNE 30, 2005 (Continued)
(unaudited)

6 Months

Salomon Brothers Variable Aggressive Growth Fund — Class I shares	-2.68%

Salomon Brothers Variable Aggressive Growth Fund — Class II shares	-2.76%

Russell 3000 Growth Index	-1.88%

Lipper Variable Multi-Cap Growth Funds Category Average	-0.33%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 52 funds in the variable S&P 500 Index Objective funds category. Returns were calculated among the 49 funds in the Variable General Bond funds category. Returns were calculated among the 223 funds in the Variable Large-Cap Core funds category. Returns were calculated among the 109 funds in the Variable Multi-Cap Growth funds category.

Equity Index Portfolio2

For the six months ended June 30, 2005, Class I shares returned -0.98%. The Lipper Variable S&P 500 Index Objective Funds Category Average3 decreased 0.96% for the same period. The Fund’s unmanaged benchmark, the S&P 500 Index, returned -0.81% for the same period.

Diversified Strategic Income Portfolio2

For the six months ended June 30, 2005, the portfolio returned 1.94%. These shares outperformed the Lipper Variable General Bond Funds Category Average4 which increased 1.41%. The Fund’s unmanaged benchmark, the Lehman Brothers Aggregate Bond Index, returned 2.51%, for the same period.

Salomon Brothers Variable Growth & Income Fund2

For the six months ended June 30, 2005, Class A shares returned -1.83%. The Fund’s unmanaged benchmarks, the S&P 500 Index and the Russell 1000 Index, returned -0.81% and 0.11%, respectively, for the same period, and the Fund’s Lipper Variable Large-Cap Core Funds Category Average,5 decreased 0.76%.

Salomon Brothers Variable Aggressive Growth Fund2

For the six months ended June 30, 2005, Class I shares returned -2.68%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Index,ix returned -1.88% for the same period. The Lipper Variable Multi-Cap Growth Funds Category Average6 decreased 0.33%.

[2]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 52 funds in the Fund’s Lipper category, and excluding sales charges.

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 49 funds in the Fund’s Lipper category, and excluding sales charges.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category, and excluding sales charges.

[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 109 funds in the Fund’s Lipper category, and excluding sales charges.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (“SBFM”), Salomon Brothers Asset Management Inc (“SBAM”) and Travelers Investment Management Company (“TIMCO”) (the “Advisers”), each currently an indirect wholly owned subsidiary of Citigroup, would each become an indirect wholly owned subsidiary of Legg Mason. The Advisers are the investment advisers to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment advisory contracts between the Funds and each of the Advisers. Therefore, the Trust’s Board of Trustees will be asked to approve new investment advisory contracts between the Funds and SBFM and SBAM, and a new investment advisory agreement with TIMCO. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Funds for their approval. Subsequently, on August 1, 2005, the Board approved the new investment advisory contracts between the Funds and the Advisers.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Advisers and their affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Advisers with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 2, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

Equity Index Portfolio: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Diversified Strategic Income Portfolio: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Salomon Brothers Variable Growth & Income Fund: High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Salomon Brothers Variable Aggressive Growth Fund: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

 Fund at a Glance — Diversified Strategic Income Portfolio (unaudited)

 Fund at a Glance — Equity Index Portfolio (unaudited)

 Fund at a Glance — Salomon Brothers Variable Growth & Income Fund (unaudited)

 Fund at a Glance — Salomon Brothers Variable Aggressive Growth Fund (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Diversified Strategic Income Portfolio	1.94%	$1,000.00	$1,019.40	0.78%	$3.91

Equity Index Portfolio
Class I	(0.98)	1,000.00	990.20	0.34	1.68
Class II	(1.12)	1,000.00	988.80	0.60	2.96

Salomon Brothers Variable
Growth & Income Fund — Class I	(1.83)	1,000.00	981.70	1.12	5.50

Salomon Brothers Variable
Aggressive Growth Fund
Class I	(2.68)	1,000.00	973.20	0.95	4.65
Class II	(2.76)	1,000.00	972.40	1.20	5.87

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Fund’s or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Diversified Strategic Income Portfolio	5.00%	$1,000.00	$1,020.93	0.78%	$3.91

Equity Index Portfolio
Class I	5.00	1,000.00	1,023.11	0.34	1.71
Class II	5.00	1,000.00	1,021.82	0.60	3.01

Salomon Brothers Variable
Growth & Income Fund — Class I	5.00	1,000.00	1,019.24	1.12	5.61

Salomon Brothers Variable
Aggressive Growth Fund
Class I	5.00	1,000.00	1,020.08	0.95	4.76
Class II	5.00	1,000.00	1,018.84	1.20	6.01

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Fund’s or class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 20.3%

Advertising — 0.3%

$125,000	B-	Advanstar Communications, Inc., Senior Secured Notes, 10.750% due 8/15/10	$137,187

100,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	116,750

			253,937

Aerospace/Defense — 0.2%

25,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	26,750

150,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08 (b)(c)(d)(e)	162,750

			189,500

Airlines — 0.2%
		Continental Airlines, Inc., Pass-Through Certificates:

19,849	B+	Series 2000-2, Class C, 8.312% due 4/2/11	15,695

100,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	86,168
		United Airlines, Inc., Pass-Through Certificates:

23,260	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (f)	7,262

49,094	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (f)	22,320

45,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (f)	13,246

			144,691

Apparel — 0.1%

75,000	CCC	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	74,813

32,000	B+	William Carter Co., Senior Subordinated Notes, Series B, 10.875% due 8/15/11	36,005

			110,818

Auto Manufacturers — 0.4%

300,000	BBB	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08 (b)(c)(d)(e)	295,606
		Ford Motor Co.:

50,000	BB+	Bonds, 6.625% due 10/1/28	39,324

115,000	BB+	Notes, 7.450% due 7/16/31	96,249

			431,179

Auto Parts & Equipment — 0.2%

25,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	25,750

25,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	27,500

134,000	BB-	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	149,075

			202,325

Banks — 1.2%

550,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (b)(c)(d)(e)	630,188

350,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)(b)(d)(e)	478,860

			1,109,048

Beverages — 0.0%

40,000	B+	Cott Beverages USA, Inc., Senior Subordinated Notes, 8.000% due 12/15/11	43,100

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Building Materials — 0.1%
		Associated Materials, Inc.:

$50,000	CCC+	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	$32,000

20,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	20,800

			52,800

Chemicals — 1.1%

50,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	56,250

65,000	B-	BCP Caylux Holdings Luxembourg SCA, Senior Subordinated Notes, 9.625% due 6/15/14	73,125

25,000	B-	Borden U.S. Finance Corp./ Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	25,562

25,000	BBB-	FMC Corp., Senior Debentures, 7.750% due 7/1/11	27,625

35,000	B+	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	37,625

50,000	BB-	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	54,750

75,000	B+	ISP Holdings, Inc., Senior Secured Notes, 10.625% due 12/15/09	81,000

105,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	119,700

85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	97,644

50,000	B-	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	50,250

75,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	81,000

200,000	CCC+	Rhodia SA, Senior Notes, 7.625% due 6/1/10 (b)(c)(d)(e)	195,000

10,000	B+	Terra Capital, Inc., Senior Notes, 12.875% due 10/15/08	11,850

114,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	124,545

			1,035,926

Commercial Services — 0.8%

50,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	49,000

75,000	CCC+	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	80,625

50,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	51,688

75,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	81,375

25,000	BB-	Corrections Corporation of America, Senior Notes, 6.250% due 3/15/13	24,938

200,000	B	Iron Mountain, Inc., Senior Subordinated Notes, 8.625% due 4/1/13 (b)(c)(d)(e)	208,000
		Service Corp. International:

55,000	BB	Debentures, 7.875% due 2/1/13	59,537

195,000	BB	Senior Notes, 6.500% due 3/15/08 (b)(c)(d)(e)	200,362

			755,525

Cosmetics/Personal Care — 0.0%

50,000	CCC+	DEL Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (a)	43,250

Distribution/Wholesale — 0.1%

100,000	CCC-	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08	65,000

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Diversified Financial Services — 1.7%
		Alamosa Delaware, Inc.:

$44,000	CCC+	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	$48,730

54,000	CCC+	Senior Notes, 11.000% due 7/31/10	60,817

20,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	19,600

25,000	BB+	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	24,730
		General Motors Acceptance Corp., Notes:

20,000	BB	7.250% due 3/2/11	18,775

275,000	BB	6.875% due 9/15/11	254,160

150,000	BB	6.750% due 12/1/14	134,425

275,000	AA-	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	275,749

150,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	150,750

465,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12 (b)(c)(d)(e)	517,699

75,000	B-	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	70,125

50,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	35,750

			1,611,310

Electric — 1.1%

55,000	B-	AES Corp., Senior Notes, 9.500% due 6/1/09	61,600

45,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	51,037

175,000	B-	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	135,625

300,000	BBB	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08 (b)(c)(d)(e)	299,149
		Edison Mission Energy, Senior Notes:

100,000	B+	10.000% due 8/15/08	112,750

25,000	B+	7.730% due 6/15/09	26,469

25,000	B+	9.875% due 4/15/11	29,406

78,000	B	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (a)	82,680

90,000	B	Orion Power Holdings, Inc., Senior Notes, 12.000% due 5/1/10	108,225
		Reliant Energy, Inc., Senior Secured Notes:

25,000	B+	9.250% due 7/15/10	27,375

125,000	B+	9.500% due 7/15/13	139,375

25,000	B	Texas Genco LLC/ Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	26,437

			1,100,128

Electronics — 0.1%

50,000	CCC-	Muzak LLC, Senior Subordinated Notes, 9.875% due 3/15/09	24,375

135,000	CCC-	Muzak LLC/ Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	112,725

			137,100

Entertainment — 0.5%

40,000	CCC+	AMC Entertainment, Inc., Senior Subordinated Notes, 9.500% due 2/1/11	39,450

175,000	B+	Argosy Gaming Co., Senior Subordinated Notes, 9.000% due 9/1/11 (b)(c)(d)(e)	192,281

75,000	B-	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	75,938

50,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (a)	51,375
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Entertainment — 0.5% (continued)

$75,000	B-	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.750% due 10/1/13	$79,875

25,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (a)	25,375

			464,294

Environmental Control — 0.3%

75,000	B	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	82,688
		Allied Waste North America, Inc., Senior Secured Notes, Series B:

115,000	BB-	8.500% due 12/1/08	121,181

50,000	B+	7.375% due 4/15/14	46,500

			250,369

Food — 0.8%

45,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	47,250

85,000	CCC+	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	83,088

355,000	BBB+	Kraft Foods, Inc., Notes, 5.625% due 11/1/11 (b)(c)(d)(e)	377,093

200,000	BBB-	Safeway, Inc., Debentures, 7.250% due 2/1/31	232,318

			739,749

Forest Products & Paper — 0.2%

50,000	BB-	Appleton Papers, Inc., Senior Notes, 8.125% due 6/15/11	49,000

75,000	BB	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	79,781
		Buckeye Technologies, Inc.:

25,000	B+	Senior Notes, 8.500% due 10/1/13	25,625

28,000	B	Senior Subordinated Notes, 9.250% due 9/15/08	28,140

			182,546

Healthcare – Services — 0.8%

25,000	B	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	25,563

25,000	B	DaVita, Inc., Senior Notes, 6.625% due 3/15/13 (a)	25,938

50,000	B	Extendicare Health Services, Inc., Senior Notes, 9.500% due 7/1/10	54,250

140,000	BB+	HCA, Inc., Debentures, 8.360% due 4/15/24 (b)(c)(d)(e)	157,268

50,000	B-	IASIS Healthcare LLC/ IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	54,500

50,000	CCC+	Insight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	39,250
		Tenet Healthcare Corp.:

25,000	B	Senior Notes, 9.875% due 7/1/14	26,938

75,000	B	Senior Unsecured Notes, 7.375% due 2/1/13	74,437

300,000	BBB+	WellPoint Health Networks, Inc., Notes, 6.375% due 1/15/12 (b)(c)(d)(e)	331,279

			789,423

Holding Companies – Diversified — 0.3%

300,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14 (b)(c)(d)(e)	322,481

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Home Builders — 0.1%

$70,000	BB-	Schuler Homes, Inc., Senior Subordinated Notes, 10.500% due 7/15/11	$77,525

35,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	38,675

			116,200

Home Furnishings — 0.1%

44,000	CCC	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08	40,260

50,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	50,750

			91,010

Insurance — 0.1%

65,000	BB	Markel Capital Trust I, Series B, 8.710% due 1/1/46	72,292

Leisure Time — 0.1%

75,000	CCC-	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12	57,750

25,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	25,375

			83,125

Lodging — 0.6%

75,000	BB+	Caesars Entertainment, Inc., Senior Subordinated Notes, 8.875% due 9/15/08	83,906

25,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	24,563

150,000	B	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12 (b)(c)(d)(e)	164,250

50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	49,125
		MGM MIRAGE, Inc.:

125,000	BB	Senior Notes, 6.750% due 9/1/12	129,375

30,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	31,800

80,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	88,400

50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	53,125

			624,544

Machinery – Diversified — 0.1%

25,000	B-	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	26,125

30,000	B+	NMHG Holding Co., 10.000% due 5/15/09	31,650

			57,775

Media — 2.5%

75,000	B+	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (g)	75,563

188,212	B-	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12 (b)(c)(d)(e)	199,034

100,000	CCC-	Charter Communications Holdings LLC, Senior Notes, 10.250% due 1/15/10	74,750

175,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 17.390% due 5/15/11	116,812

125,000	CCC-	Charter Communications Holdings LLC/ Charter Communications Holdings Capital Corp., Senior Notes, 10.750% due 10/1/09	97,187
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Media — 2.5% (continued)

$245,000	BBB+	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13 (b)(c)(d)(e)	$299,181

30,000	BB-	CSC Holdings, Inc., Senior Notes, Series B, 7.625% due 4/1/11	29,775

65,000	B	Dex Media East LLC/ Dex Media East Finance Co., 12.125% due 11/15/12	78,163

100,000	B	Dex Media West LLC/ Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	109,500

81,000	BB-	DirecTV Holdings LLC/ DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	90,112

100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	73,500

130,000	CCC+	Insight Communications Co., Inc., Senior Discount Notes, step bond to yield 12.269% due 2/15/11	130,975

175,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13 (b)(c)(d)(e)	191,625

175,000	B	Mediacom LLC/ Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (b)(c)(d)(e)	175,437

75,000	B-	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	81,844

25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14	28,875

185,000	B+	Rogers Cablesystems Ltd., Senior Notes, 11.000% due 12/1/15 (b)(c)(d)(e)	200,725

250,000	BBB+	Time Warner, Inc., Debentures, 7.625% due 4/15/31 (b)(c)(d)(e)	313,212

33,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	33,248

			2,399,518

Metal Fabricate – Hardware — 0.1%

100,000	B-	Mueller Holdings, Inc., Discount Notes, step bond to yield 12.068% due 4/15/14	73,500

30,000	B	Wolverine Tube, Inc., Senior Notes, 10.500% due 4/1/09	28,650

			102,150

Mining — 0.2%

75,000	B	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (a)	75,656

75,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	90,788

			166,444

Miscellaneous Manufacturing — 0.0%

50,000	NR	Aqua-Chem, Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (h)	42,500

Office Furnishings — 0.1%

98,000	B	Tempur-Pedic, Inc./ Tempur Production USA, Inc., Senior Subordinated Notes, 10.250% due 8/15/10	108,290

Oil & Gas — 0.8%

100,000	BB-	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	103,750

88,000	B+	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	98,120

75,000	B+	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	73,313
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Oil & Gas — 0.8% (continued)

$105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	$113,662

275,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	272,719
		Vintage Petroleum, Inc.:

50,000	BB-	Senior Notes, 8.250% due 5/1/12	54,500

25,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	26,500

			742,564

Oil & Gas Services — 0.0%

35,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	37,537

Packaging & Containers — 0.9%

65,000	CCC	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	51,025

200,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12 (b)(c)(d)(e)	219,250

75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	75,938

155,000	BB-	Owens-Brockway Glass Container, Inc., Secured Notes, 8.875% due 2/15/09 (b)(c)(d)(e)	165,462

125,000	B+	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	138,437
		Pliant Corp.:

50,000	CCC+	Senior Secured Second Lien Notes, 11.125% due 9/1/09	49,000

10,000	CCC+	Senior Subordinated Notes, 13.000% due 6/1/10	8,150

75,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	51,563

100,000	B	Stone Container Finance Co., Senior Notes, 7.375% due 7/15/14	94,500

60,000	CCC-	Tekni-Plex, Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	41,400

			894,725

Pharmaceuticals — 0.0%

75,000	C (i)	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (f)	39,750

Pipelines — 1.0%
		Dynegy Holdings, Inc.:
		Debentures:

125,000	CCC+	7.125% due 5/15/18	119,687

30,000	CCC+	7.625% due 10/15/26	28,725

125,000	B-	Second Priority Senior Secured Notes, 9.641% due 7/15/08 (a)(g)	132,969
		El Paso Corp., Senior Notes:

50,000	B-	7.375% due 12/15/12	50,375

350,000	B-	7.800% due 8/1/31 (b)(c)(d)(e)	342,125
		Williams Cos., Inc.:

150,000	B+	Notes, 7.125% due 9/1/11 (b)(c)(d)(e)	162,750

125,000	B+	Senior Notes, 7.625% due 7/15/19	141,250

			977,881

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Real Estate Investment Trusts — 0.8%

$275,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13 (b)(c)(d)(e)	$300,089

130,000	B+	Host Marriott LP, Notes, Series I, 9.500% due 1/15/07	138,450

300,000	BBB-	iStar Financial, Inc., Senior Notes, 5.150% due 3/1/12 (b)(c)(d)(e)	296,915

75,000	CCC+	MeriStar Hospitality Operating Partnership LP/ MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	80,625

			816,079

Retail — 0.1%

25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	25,438

25,000	B+	R.H. Donnelley, Inc., Senior Subordinated Notes, 10.875% due 12/15/12	29,187

25,000	B-	Rite Aid Corp., 11.250% due 7/1/08	26,406

			81,031

Savings & Loans — 0.1%

100,000	CCC-	Ocwen Capital Trust I, 10.875% due 8/1/27	102,500

Semiconductors — 0.2%
		Amkor Technology, Inc.:

125,000	B-	Senior Notes, 7.125% due 3/15/11	108,750

60,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	52,050

			160,800

Telecommunications — 1.7%

50,600	CCC	AirGate PCS, Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	53,383

19,000	CCC+	American Tower Corp., Senior Notes, 9.375% due 2/1/09	20,021

50,000	NR	GT Group Telecom, Inc., Senior Discount Notes, step bond to yield 15.233% due 2/1/10 (f)(i)(j)	0

25,000	B+	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(g)	25,563

75,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.207% due 2/1/15	50,438

10,000	B+	MCI, Inc., Senior Notes, 8.735% due 5/1/14	11,238

225,000	A	New Cingular Wireless Services, Inc., Senior Notes, 8.750% due 3/1/31 (b)(c)(d)(e)	316,343

125,000	BB	Nextel Communications, Inc., Senior Notes, 7.375% due 8/1/15	135,625

44,000	BB-	Nextel Partners, Inc., Senior Notes, 12.500% due 11/15/09	48,015

75,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	70,500

50,000	B-	Northern Telecom Capital Corp., 7.875% due 6/15/26	50,250

16,000	B+	PanAmSat Corp., 9.000% due 8/15/14	17,540
		Qwest Services Corp., Secured Notes:

160,000	B	13.500% due 12/15/10 (b)(c)(d)(e)	185,600

98,000	B	14.000% due 12/15/14	119,315

75,000	CCC-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	81,187

100,000	B-	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	106,500

250,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (b)(c)(d)(e)	301,102

50,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	55,125

			1,647,745

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Textiles — 0.1%

$125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14 (a)	$56,875

Transportation — 0.1%

45,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (a)	50,200

		TOTAL CORPORATE BONDS & NOTES (Cost — $18,875,459)	19,506,034

CONVERTIBLE BONDS & NOTES — 0.0%

Electronics — 0.0%

1,000	B	Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield 10.746% due 9/12/20 (Cost — $541)	550

ASSET-BACKED SECURITIES — 2.4%

Credit Card — 0.6%

156,374	B	First Consumers Master Trust, Series 2001-A, Class A, 3.530% due 9/15/08 (g)	155,487

423,000	BBB	Metris Master Trust, Series 2001-2, Class B, 4.340% due 11/20/09 (b)(c)(d)(e)(g)	424,264

			579,751

Home Equity — 1.8%

200,000	A	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class M5, 4.514% due 11/25/34 (g)	203,890

106,483	BBB+	Argent NIM Trust, Series 2004-WN08, Class A, 4.700% due 7/25/34 (a)	106,192
		Bear Stearns Asset-Backed Securities NIM Trust:

34,607	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (a)	34,631

70,174	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	69,784

99,587	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	99,168
		Countrywide Asset-Backed Certificates:

270,001	AA	Series 2004-05, Class M4, 4.564% due 6/25/34 (g)	274,327

97,999	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (a)	97,712

107,952	A	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.534% due 9/25/31 (g)	108,106
		Novastar Home Equity Loan:

90,000	A	Series 2003-04, Class M2, 4.939% due 2/25/34 (g)	91,967

200,000	A+	Series 2004-01, Class M4, 4.289% due 6/25/34 (g)	200,599
		Sail NIM Notes:

100,884	BBB	Class A2, Series 2004-11A, 4.750% due 1/27/35 (a)	100,760

84,186	BBB+	Class A, Series 2004-4A, 5.000% due 4/27/34 (a)	84,247

69,859	BB+	Class B, Series 2004-11A, 7.500% due 1/27/35 (a)	68,706

12,281	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (a)	12,305

151,139	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (a)	151,246

			1,703,640

		TOTAL ASSET-BACKED SECURITIES (Cost — $2,218,212)	2,283,391

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT AGENCIES — 39.8%

FHLMC — 16.2%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:

$147,653	7.000% due 2/1/15-5/1/16	$154,592

199,709	6.500% due 9/1/31	207,239

1,000,000	5.000% due 7/14/35 (k)(l)	1,000,312

2,000,000	5.500% due 7/14/35 (k)(l)	2,028,124

2,500,000	6.500% due 7/14/35 (k)(l)	2,588,280

9,600,000	5.000% due 8/11/35 (k)(l)	9,582,000

		15,560,547

FNMA — 23.0%
	Federal National Mortgage Association (FNMA):

185,343	5.500% due 12/1/16	190,460

3,000,000	4.000% due 7/19/20 (k)(l)	2,939,064

63,564	7.500% due 2/1/30-7/1/31	67,941

908,782	6.500% due 3/1/16-3/1/32	944,193

1,667,763	6.000% due 8/1/16-4/1/32 (b)(c)(d)(e)	1,713,872

756,981	7.000% due 5/1/30-4/1/32 (b)(c)(d)(e)	798,720

2,600,000	4.500% due 7/14/35 (k)(l)	2,543,125

1,500,000	5.000% due 7/14/35 (k)(l)	1,500,468

9,250,000	5.500% due 7/14/35 (k)(l)	9,377,188

2,000,000	6.000% due 7/14/35 (k)(l)	2,050,624

		22,125,655

GNMA — 0.6%
	Government National Mortgage Association (GNMA):

95,782	7.000% due 6/15/28-2/15/31	101,561

457,464	6.500% due 9/15/28-2/15/31	478,701

		580,262

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $37,974,183)	38,266,464

RATING‡

COLLATERALIZED MORTGAGE OBLIGATION — 0.4%

401,815	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(b)(c)(d)(e) (Cost — $416,750)	418,012

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	SECURITY	VALUE

U.S. TREASURY OBLIGATIONS — 19.7%

U.S. Treasury Obligations — 19.7%
	U.S. Treasury Notes:

$1,360,000	3.625% due 1/15/10 (b)(c)(d)(e)	$1,353,997

1,700,000	6.500% due 2/15/10 (b)(c)(d)(e)	1,897,693

6,000,000	4.000% due 3/15/10-4/15/10 (b)(c)(d)(e)	6,067,490

4,600,000	3.875% due 5/15/10-2/15/13 (b)(c)(d)(e)	4,616,444

2,100,000	5.000% due 2/15/11 (b)(c)(d)(e)	2,231,825

2,165,000	4.000% due 2/15/14 (b)(c)(d)(e)	2,178,702

630,000	4.250% due 11/15/14 (b)(c)(d)(e)	644,988

	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $18,860,109)	18,991,139

SHARES

COMMON STOCK — 0.3%

CONSUMER STAPLES — 0.0%

Food Products — 0.0%

3,630	Aurora Foods, Inc. (h)(j)*	0

FINANCIALS — 0.0%

Diversified Financial Services — 0.0%

369	Outsourcing Solutions, Inc. (j)*	1,290

INDUSTRIALS — 0.0%

Aerospace & Defense — 0.0%

95	Northrop Grumman Corp.	5,249

INFORMATION TECHNOLOGY — 0.0%

Communications Equipment — 0.0%

578	Motorola, Inc.	10,554

Semiconductors & Semiconductor Equipment — 0.0%

63	Freescale Semiconductor, Inc., Class B Shares*	1,334

	TOTAL INFORMATION TECHNOLOGY	11,888

TELECOMMUNICATION SERVICES — 0.3%

Diversified Telecommunication Services — 0.2%

66	McLeodUSA, Inc., Class A Shares*	3

6,485	Telewest Global, Inc.*	147,729

		147,732

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.1%

6,004	Alamosa Holdings, Inc.*	$83,456

1,308	Crown Castle International Corp.*	26,578

		110,034

	TOTAL TELECOMMUNICATION SERVICES	257,766

	TOTAL COMMON STOCK (Cost — $402,637)	276,193

CONVERTIBLE PREFERRED STOCKS — 0.2%

TELECOMMUNICATION SERVICES — 0.2%

Wireless Telecommunication Services — 0.2%

125	Alamosa Holdings, Inc., Series B, 7.500%	129,047

700	Crown Castle International Corp., 6.250%	33,775

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $56,298)	162,822

WARRANTS

WARRANTS* — 0.0%

Commercial Services & Supplies — 0.0%

60		Merrill Corp., Class B Shares, Expires 5/1/09 (h)(j)	0

Communications Equipment — 0.0%

50		American Tower Corp., Class A Shares, Expires 8/1/08 (a)	14,818

Containers & Packaging — 0.0%

10		Pliant Corp., Expires 6/1/10 (a)(h)(j)	0

Diversified Telecommunication Services — 0.0%

50		GT Group Telecom, Inc., Class B Shares, Expires 2/1/10 (a)(h)(j)	0

40		Horizon PCS, Inc., Expires 10/1/10 (a)(h)(j)	0

100		Iridium World Communications, Inc., Class A Shares, Expires 7/15/05 (a)(h)(j)	1

150		RSL Communications Ltd., Class A Shares, Expires 11/15/06 (h)(j)	0

			1

Internet Software & Services — 0.0%

60		Cybernet Internet Services International, Inc., Expires 7/1/09 (a)(h)(j)	0

Wireless Telecommunication Services — 0.0%

50		IWO Holdings, Inc., Expires 1/15/11 (a)(h)(j)	0

		TOTAL WARRANTS (Cost — $24,883)	14,819

SOVEREIGN BONDS — 9.8%

Argentina — 0.1%
		Republic of Argentina:

$25,000	B-	3.010% due 8/3/12 (g)(m)	22,625

123,559	B-	8.280% due 12/31/33 (m)	113,890

			136,515

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Brazil — 2.2%
		Federative Republic of Brazil:

$50,000	BB-	8.875% due 10/14/19	$53,075

200,000	BB-	10.125% due 5/15/27 (b)(c)(d)(e)	231,550

210,000	BB-	12.250% due 3/6/30 (b)(c)(d)(e)	281,400

75,000	BB-	11.000% due 8/17/40	90,150

664,959	BB-	C Bonds, 8.000% due 4/15/14 (b)(c)(d)(e)	680,960

75,000	BB-	Collective Action Securities, 10.500% due 7/14/14	89,250

724,715	BB-	DCB, Series L, 4.313% due 4/15/12 (b)(c)(d)(e)(g)	697,765

			2,124,150

Bulgaria — 0.1%

50,000	BBB-	Republic of Bulgaria, 8.250% due 1/15/15 (a)	63,063

Colombia — 0.4%
		Republic of Colombia:

90,000	BB	10.000% due 1/23/12	105,075

125,000	BB	8.125% due 5/21/24	125,000

100,000	BB	10.375% due 1/28/33	119,500

			349,575

Ecuador — 0.1%

140,000	CCC+	Republic of Ecuador, 12.000% due 11/15/12 (a)	133,700

Italy — 0.6%

525,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (b)(c)(d)(e)	600,838

Mexico — 2.0%
		United Mexican States:
		Bonds:

50,000	BBB	8.000% due 9/24/22	61,375

150,000	BBB	8.300% due 8/15/31 (b)(c)(d)(e)	187,125
		Series A, Notes:

225,000	BBB	6.375% due 1/16/13 (b)(c)(d)(e)	241,537

625,000	BBB	5.875% due 1/15/14 (b)(c)(d)(e)	653,750

525,000	BBB	6.625% due 3/3/15 (b)(c)(d)(e)	578,287

175,000	BBB	7.500% due 4/8/33 (b)(c)(d)(e)	202,563

			1,924,637

Panama — 0.3%
		Republic of Panama:

80,000	BB	9.625% due 2/8/11	95,600

125,000	BB	9.375% due 1/16/23	154,688

50,000	BB	8.875% due 9/30/27	59,875

			310,163

Peru — 0.4%
		Republic of Peru:

225,000	BB	9.125% due 2/21/12 (b)(c)(d)(e)	265,500

127,500	BB	PDI, 5.000% due 3/7/17	122,241

			387,741

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Philippines — 0.6%
		Republic of the Philippines:

$200,000	BB-	8.375% due 3/12/09 (b)(c)(d)(e)	$212,740

50,000	BB-	8.875% due 3/17/15	52,313

125,000	BB-	9.875% due 1/15/19	135,462

150,000	BB-	10.625% due 3/16/25 (b)(c)(d)(e)	168,277

			568,792

Russia — 1.8%
		Russian Federation:

250,000	BBB-	11.000% due 7/24/18 (b)(c)(d)(e)	373,750

1,210,000	BBB-	5.000% due 3/31/30 (b)(c)(d)(e)	1,355,956

			1,729,706

South Africa — 0.1%

50,000	BBB	Republic of South Africa, 6.500% due 6/2/14	55,656

Turkey — 0.5%
		Republic of Turkey:

125,000	BB-	9.000% due 6/30/11	142,500

145,000	BB-	11.500% due 1/23/12 (b)(c)(d)(e)	185,600

80,000	BB-	11.000% due 1/14/13	101,400

50,000	BB-	11.875% due 1/15/30	72,313

			501,813

Ukraine — 0.1%

100,000	BB-	Republic of Ukraine, 7.650% due 6/11/13	110,500

Venezuela — 0.5%
		Bolivarian Republic of Venezuela:

100,000	B	8.500% due 10/8/14	104,050

300,000	B	Collective Action Securities, 10.750% due 9/19/13 (b)(c)(d)(e)	351,675

			455,725

		TOTAL SOVEREIGN BONDS (Cost — $8,425,095)	9,452,574

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $87,254,167)	89,371,998

SHORT-TERM INVESTMENT — 41.3%

Repurchase Agreement — 41.3%

39,692,000		Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05; Proceeds at maturity — $39,695,694; (Fully collateralized by various U.S. Government Obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $40,904,544) (Cost — $39,692,000)	39,692,000

		TOTAL INVESTMENTS — 134.2% (Cost — $126,946,167#)	129,063,998

		Liabilities In Excess of Other Assets — (34.2)%	(32,871,664)

		TOTAL NET ASSETS — 100.0%	$96,192,334

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Diversified Strategic Income Portfolio

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	All or a portion of this security is segregated for extended settlements.
(d)	All or a portion of this security is segregated for foreign currency contracts.
(e)	All or a portion of this security is segregated as collateral for mortgage dollar rolls.
(f)	Security is currently in default.
(g)	Variable rate security. Coupon rate disclosed is that which is in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(h)	Security is deemed illiquid.
(i)	Rating by Moody’s Investors Service.
(j)	Security is fair valued in accordance with the procedures approved by the portfolio’s Board of Trustees.
(k)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(l)	This security is traded on a “to-be-announced” basis.
(m)	All Argentine bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina. On June 6, 2005, bonds were exchanged for Republic of Argentina, Discount Bonds, 5.830% due 12/31/33 denominated in Argentine peso.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB — Debt Conversion Bond
MTN — Medium-Term Note
NIM — Net Interest Margin
PDI — Past Due Interest
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 99.1%

CONSUMER DISCRETIONARY — 11.3%

Auto Components — 0.2%

11,107	Cooper Tire & Rubber Co.	$206,257

22,483	Dana Corp.	337,470

83,511	Delphi Corp.	388,326

25,934	Goodyear Tire & Rubber Co.*	386,416

28,069	Johnson Controls, Inc.	1,581,127

19,639	Visteon Corp.	118,423

		3,018,019

Automobiles — 0.5%

272,871	Ford Motor Co.	2,794,199

83,598	General Motors Corp.	2,842,332

45,060	Harley-Davidson, Inc.	2,234,976

		7,871,507

Hotels, Restaurants & Leisure — 1.5%

77,700	Carnival Corp.	4,238,535

22,820	Darden Restaurants, Inc.	752,604

27,035	Harrah’s Entertainment, Inc.	1,948,413

56,273	Hilton Hotels Corp.	1,342,111

51,688	International Game Technology	1,455,017

30,537	Marriott International, Inc., Class A Shares	2,083,234

187,929	McDonald’s Corp.	5,215,030

59,000	Starbucks Corp.*	3,047,940

30,248	Starwood Hotels & Resorts Worldwide, Inc.	1,771,625

16,911	Wendy’s International, Inc.	805,809

43,901	Yum! Brands, Inc.	2,286,364

		24,946,682

Household Durables — 0.6%

11,624	Black & Decker Corp.	1,044,416

18,462	Centex Corp.	1,304,710

21,677	Fortune Brands, Inc.	1,924,918

12,174	KB HOME	928,024

28,406	Leggett & Platt, Inc.	755,031

11,867	Maytag Corp.	185,837

40,962	Newell Rubbermaid, Inc.	976,534

17,192	Pulte Homes, Inc.	1,448,426

8,750	Snap-on, Inc.	300,125

11,074	Stanley Works	504,310

10,341	Whirlpool Corp.	725,008

		10,097,339

Internet & Catalog Retail — 0.4%

177,304	eBay, Inc.*	5,852,805

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Leisure Equipment & Products — 0.2%

13,862	Brunswick Corp.	$600,502

42,725	Eastman Kodak Co.	1,147,166

24,605	Hasbro, Inc.	511,538

64,150	Mattel, Inc.	1,173,945

		3,433,151

Media — 3.6%

79,386	Clear Channel Communications, Inc.	2,455,409

334,625	Comcast Corp., Class A Shares*	10,272,988

10,339	Dow Jones & Co., Inc.	366,518

40,163	Gannett Co., Inc.	2,856,794

61,945	Interpublic Group of Cos., Inc.*	754,490

11,933	Knight-Ridder, Inc.	731,970

57,004	McGraw-Hill Cos., Inc.	2,522,427

6,658	Meredith Corp.	326,641

22,414	New York Times Co., Class A Shares	698,196

424,658	News Corp., Class A Shares	6,870,966

28,323	Omnicom Group, Inc.	2,261,875

678,416	Time Warner, Inc.*	11,336,331

46,210	Tribune Co.	1,625,668

43,221	Univision Communications, Inc., Class A Shares*	1,190,739

243,492	Viacom, Inc., Class B Shares	7,796,614

304,927	Walt Disney Co.	7,678,062

		59,745,688

Multi-Line Retail — 1.5%

17,777	Big Lots, Inc.*	235,368

68,284	Costco Wholesale Corp.	3,060,489

10,405	Dillard’s, Inc., Class A Shares	243,685

46,334	Dollar General Corp.	943,360

25,457	Family Dollar Stores, Inc.	664,428

26,822	Federated Department Stores, Inc.	1,965,516

40,817	J.C. Penney Co., Inc.	2,146,158

48,046	Kohl’s Corp.*	2,686,252

43,141	May Department Stores Co.	1,732,543

18,259	Nordstrom, Inc.	1,241,064

14,637	Sears Holdings Corp.*	2,193,647

135,623	Target Corp.	7,379,247

		24,491,757

Specialty Retail — 2.4%

34,781	AutoNation, Inc.*	713,706

11,123	AutoZone, Inc.*	1,028,433

44,375	Bed Bath & Beyond, Inc.*	1,853,987

44,062	Best Buy Co., Inc.	3,020,450

31,572	Circuit City Stores, Inc.	545,880

112,527	Gap, Inc.	2,222,408

332,176	Home Depot, Inc.	12,921,646
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Specialty Retail — 2.4% (continued)

56,341	Limited Brands, Inc.	$1,206,824

117,025	Lowe’s Cos., Inc.	6,813,195

46,091	Office Depot, Inc.*	1,052,718

9,738	OfficeMax, Inc.	289,900

24,227	RadioShack Corp.	561,340

19,408	Sherwin-Williams Co.	913,923

111,609	Staples, Inc.	2,379,504

21,821	Tiffany & Co.	714,856

75,010	TJX Cos., Inc.	1,826,494

31,314	Toys “R” Us, Inc.*	829,195

		38,894,459

Textiles, Apparel & Luxury Goods — 0.4%

55,638	Coach, Inc.*	1,867,768

18,744	Jones Apparel Group, Inc.	581,814

16,398	Liz Claiborne, Inc.	651,984

34,119	NIKE, Inc., Class B Shares	2,954,705

8,260	Reebok International Ltd.	345,516

14,418	V.F. Corp.	824,998

		7,226,785

	TOTAL CONSUMER DISCRETIONARY	185,578,192

CONSUMER STAPLES — 9.8%

Beverages — 2.2%

115,486	Anheuser-Busch Cos., Inc.	5,283,485

13,377	Brown-Forman Corp., Class B Shares	808,773

342,054	Coca-Cola Co.	14,280,755

50,876	Coca-Cola Enterprises, Inc.	1,119,781

12,395	Molson Coors Brewing Co., Class B Shares	768,490

31,217	Pepsi Bottling Group, Inc.	893,118

248,902	PepsiCo, Inc.	13,423,285

		36,577,687

Food & Staples Retailing — 2.7%

54,462	Albertson’s, Inc.	1,126,274

117,758	CVS Corp.	3,423,225

111,101	Kroger Co.*	2,114,252

65,793	Safeway, Inc.*	1,486,264

20,167	SUPERVALU, INC.	657,646

95,859	Sysco Corp.	3,469,137

504,904	Wal-Mart Stores, Inc.	24,336,373

152,573	Walgreen Co.	7,016,832

		43,630,003

Food Products — 1.2%

91,220	Archer-Daniels-Midland Co.	1,950,284

48,398	Campbell Soup Co.	1,489,206

79,592	ConAgra Foods, Inc.	1,843,351
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Food Products — 1.2% (continued)

50,426	General Mills, Inc.	$2,359,433

52,350	H.J. Heinz Co.	1,854,237

34,694	Hershey Co.	2,154,497

52,174	Kellogg Co.	2,318,613

20,643	McCormick & Co., Inc.	674,613

117,672	Sara Lee Corp.	2,331,082

29,119	Wm. Wrigley Jr. Co.	2,004,552

		18,979,868

Household Products — 1.8%

22,240	Clorox Co.	1,239,213

79,171	Colgate-Palmolive Co.	3,951,425

74,609	Kimberly-Clark Corp.	4,669,777

377,672	Procter & Gamble Co.	19,922,198

		29,782,613

Personal Products — 0.6%

12,615	Alberto-Culver Co.	546,608

70,000	Avon Products, Inc.	2,649,500

149,619	Gillette Co.	7,575,210

		10,771,318

Tobacco — 1.3%

304,653	Altria Group, Inc.	19,698,863

24,837	UST, Inc.	1,134,057

		20,832,920

	TOTAL CONSUMER STAPLES	160,574,409

ENERGY — 8.6%

Energy Equipment & Services — 1.3%

49,784	Baker Hughes, Inc.	2,546,949

23,666	BJ Services Co.	1,241,992

74,436	Halliburton Co.	3,559,530

21,257	Nabors Industries Ltd.*	1,288,599

25,381	National-Oilwell Varco, Inc.*	1,206,613

19,988	Noble Corp.	1,229,462

15,692	Rowan Cos., Inc.	466,209

87,605	Schlumberger Ltd.	6,652,724

47,420	Transocean, Inc.*	2,559,257

		20,751,335

Oil, Gas & Consumable Fuels — 7.3%

12,402	Amerada Hess Corp.	1,320,937

37,541	Anadarko Petroleum Corp.	3,083,993

48,230	Apache Corp.	3,115,658

9,455	Ashland, Inc.	679,531

58,705	Burlington Resources, Inc.	3,242,864

311,941	Chevron Corp.	17,443,741
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 7.3% (continued)

203,944	ConocoPhillips	$11,724,741

69,190	Devon Energy Corp.	3,506,549

94,415	El Paso Corp.	1,087,661

34,356	EOG Resources, Inc.	1,951,421

949,808	Exxon Mobil Corp.	54,585,466

17,798	Kerr-McGee Corp.	1,358,165

50,507	Marathon Oil Corp.	2,695,559

57,769	Occidental Petroleum Corp.	4,444,169

11,466	Sunoco, Inc.	1,303,455

38,606	Unocal Corp.	2,511,320

37,995	Valero Energy Corp.	3,005,784

77,409	Williams Cos., Inc.	1,470,771

52,565	XTO Energy, Inc.	1,786,684

		120,318,469

	TOTAL ENERGY	141,069,804

FINANCIALS — 20.2%

Commercial Banks — 6.5%

52,427	AmSouth Bancorp.	1,363,102

607,856	Bank of America Corp.	27,724,312

81,397	BB&T Corp.	3,253,438

25,937	Comerica, Inc.	1,499,159

18,260	Compass Bancshares, Inc.	821,700

79,126	Fifth Third Bancorp.	3,260,782

18,584	First Horizon National Corp.	784,245

33,836	Huntington Bancshares, Inc.	816,801

62,398	KeyCorp	2,068,494

15,300	M&T Bank Corp.	1,608,948

31,510	Marshall & Ilsley Corp.	1,400,619

64,193	Mellon Financial Corp.	1,841,697

14,705	MGIC Investment Corp.	959,060

94,034	National City Corp.	3,208,440

67,779	North Fork Bancorp., Inc.	1,903,912

30,440	Northern Trust Corp.	1,387,760

41,354	PNC Financial Services Group, Inc.	2,252,139

69,009	Regions Financial Corp.	2,338,025

45,970	Sovereign Bancorp, Inc.	1,026,970

51,184	SunTrust Banks, Inc.	3,697,532

44,994	Synovus Financial Corp.	1,289,978

273,677	U.S. Bancorp	7,991,368

234,693	Wachovia Corp.	11,640,773

133,801	Washington Mutual, Inc.	5,444,363

251,968	Wells Fargo & Co.	15,516,189

13,434	Zions Bancorp.	987,802

		106,087,608

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Diversified Financial Services — 8.4%

175,475	American Express Co.	$9,340,534

115,293	Bank of New York Co., Inc.	3,318,133

16,659	Bear Stearns Cos., Inc.	1,731,536

34,375	Capital One Financial Corp.	2,750,344

176,334	Charles Schwab Corp.	1,989,048

32,792	CIT Group, Inc.	1,409,072

777,254	Citigroup, Inc. (a)(b)	35,932,452

54,844	E*TRADE Financial Corp.*	767,268

144,681	Fannie Mae	8,449,370

14,169	Federated Investors, Inc., Class B Shares	425,212

29,358	Franklin Resources, Inc.	2,259,979

102,457	Freddie Mac	6,683,270

66,075	Goldman Sachs Group, Inc.	6,740,971

35,761	Janus Capital Group, Inc.	537,845

526,300	JPMorgan Chase & Co.	18,588,916

41,124	Lehman Brothers Holdings, Inc.	4,082,791

190,413	MBNA Corp.	4,981,204

139,275	Merrill Lynch & Co., Inc.	7,661,518

40,622	Moody’s Corp.	1,826,365

163,210	Morgan Stanley	8,563,629

47,843	Principal Financial Group, Inc.	2,004,622

42,900	Providian Financial Corp.*	756,327

67,122	SLM Corp.	3,409,798

49,914	State Street Corp.	2,408,350

17,768	T. Rowe Price Group, Inc.	1,112,277

		137,730,831

Insurance — 4.4%

41,491	ACE Ltd.	1,860,871

76,298	AFLAC, Inc.	3,302,178

104,570	Allstate Corp.	6,248,058

15,832	Ambac Financial Group, Inc.	1,104,440

388,267	American International Group, Inc.	22,558,313

46,808	Aon Corp.	1,172,072

28,033	Chubb Corp.	2,399,905

24,934	Cincinnati Financial Corp.	986,389

43,349	Hartford Financial Services Group, Inc.	3,241,638

20,908	Jefferson-Pilot Corp.	1,054,181

26,357	Lincoln National Corp.	1,236,670

23,763	Loews Corp.	1,841,633

78,803	Marsh & McLennan Cos., Inc.	2,182,843

21,354	MBIA, Inc.	1,266,506

113,231	MetLife, Inc.	5,088,601

29,974	Progressive Corp.	2,961,731

80,275	Prudential Financial, Inc.	5,270,857

20,517	SAFECO Corp.	1,114,894

98,755	St. Paul Travelers Cos., Inc.	3,903,785

16,790	Torchmark Corp.	876,438
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Insurance — 4.4% (continued)

43,973	UnumProvident Corp.	$805,585

20,523	XL Capital Ltd., Class A Shares	1,527,322

		72,004,910

Real Estate — 0.6%

13,949	Apartment Investment & Management Co., Class A Shares	570,793

29,122	Archstone-Smith Trust	1,124,692

59,448	Equity Office Properties Trust	1,967,729

41,591	Equity Residential	1,531,381

27,311	Plum Creek Timber Co., Inc.	991,389

26,777	ProLogis	1,077,506

30,440	Simon Property Group, Inc.	2,206,596

		9,470,086

Thrifts & Mortgages — 0.3%

82,633	Countrywide Financial Corp.	3,190,460

41,593	Golden West Financial Corp.	2,677,757

		5,868,217

	TOTAL FINANCIALS	331,161,652

HEALTH CARE — 13.2%

Biotechnology — 1.2%

185,274	Amgen, Inc.*	11,201,666

48,859	Biogen Idec, Inc.*	1,683,193

21,919	Chiron Corp.*	764,754

33,694	Genzyme Corp.*	2,024,672

64,364	Gilead Sciences, Inc.*	2,831,372

36,976	MedImmune, Inc.*	987,999

		19,493,656

Health Care Equipment & Supplies — 2.1%

30,978	Applera Corp. — Applied Biosystems Group	609,337

7,814	Bausch & Lomb, Inc.	648,562

91,038	Baxter International, Inc.	3,377,510

37,513	Becton, Dickinson, & Co.	1,968,307

38,176	Biomet, Inc.	1,322,417

109,470	Boston Scientific Corp.*	2,955,690

15,442	C.R. Bard, Inc.	1,027,047

16,814	Fisher Scientific International, Inc.*	1,091,229

46,455	Guidant Corp.	3,126,422

35,773	IMS Health, Inc.	886,097

180,388	Medtronic, Inc.	9,342,295

7,341	Millipore Corp.*	416,455

51,430	St. Jude Medical, Inc.*	2,242,862

55,098	Stryker Corp.	2,620,461
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Health Care Equipment & Supplies — 2.1% (continued)

24,499	Thermo Electron Corp.*	$658,288

36,066	Zimmer Holdings, Inc.*	2,747,147

		35,040,126

Health Care Providers & Services — 2.6%

45,683	Aetna, Inc.	3,783,466

16,784	AmerisourceBergen Corp.	1,160,614

64,786	Cardinal Health, Inc.	3,730,378

66,631	Caremark Rx, Inc.*	2,966,412

20,833	CIGNA Corp.	2,229,756

22,952	Express Scripts, Inc.*	1,147,141

60,942	HCA, Inc.	3,453,583

36,353	Health Management Associates, Inc., Class A Shares	951,721

23,697	Humana, Inc.*	941,719

22,224	Laboratory Corp. of America Holdings*	1,108,978

13,118	Manor Care, Inc.	521,178

43,524	McKesson Corp.	1,949,440

27,748	Quest Diagnostics, Inc.	1,478,136

69,803	Tenet Healthcare Corp.*	854,389

192,032	UnitedHealth Group, Inc.	10,012,548

87,172	WellPoint, Inc.*	6,070,658

		42,360,117

Pharmaceuticals — 7.3%

232,874	Abbott Laboratories	11,413,155

19,567	Allergan, Inc.	1,667,891

289,045	Bristol-Myers Squibb Co.	7,220,344

167,322	Eli Lilly & Co.	9,321,509

54,663	Forest Laboratories, Inc.*	2,123,657

22,296	Hospira, Inc.*	869,544

441,714	Johnson & Johnson	28,711,410

36,116	King Pharmaceuticals, Inc.*	376,329

40,430	Medco Health Solutions, Inc.*	2,157,345

330,955	Merck & Co., Inc.	10,193,414

39,868	Mylan Laboratories, Inc.	767,060

1,109,060	Pfizer, Inc.	30,587,875

219,031	Schering-Plough Corp.	4,174,731

16,026	Watson Pharmaceuticals, Inc.*	473,728

198,388	Wyeth	8,828,266

		118,886,258

	TOTAL HEALTH CARE	215,780,157

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

INDUSTRIALS — 12.2%

Aerospace & Defense — 2.2%

125,292	Boeing Co.	$8,269,272

29,534	General Dynamics Corp.	3,235,155

17,478	Goodrich Corp.	715,899

127,754	Honeywell International, Inc.	4,679,629

16,131	L-3 Communications Holdings, Inc.	1,235,312

61,261	Lockheed Martin Corp.	3,974,001

55,597	Northrop Grumman Corp.	3,071,734

62,083	Raytheon Co.	2,428,687

26,365	Rockwell Collins, Inc.	1,257,083

153,466	United Technologies Corp.	7,880,479

		36,747,251

Air Freight & Logistics — 1.0%

44,513	FedEx Corp.	3,605,998

9,678	Ryder System, Inc.	354,215

168,049	United Parcel Service, Inc., Class B Shares	11,622,269

		15,582,482

Airlines — 0.1%

18,024	Delta Air Lines, Inc.*	67,770

110,645	Southwest Airlines Co.	1,541,285

		1,609,055

Building Products — 0.2%

27,185	American Standard Cos., Inc.	1,139,595

67,347	Masco Corp.	2,138,941

		3,278,536

Commercial Services & Supplies — 1.7%

39,598	Allied Waste Industries, Inc.*	314,012

23,572	Apollo Group, Inc., Class A Shares*	1,843,802

87,734	Automatic Data Processing, Inc.	3,682,196

15,082	Avery Dennison Corp.	798,743

150,401	Cendant Corp.	3,364,470

22,253	Cintas Corp.	858,966

20,828	Convergys Corp.*	296,174

20,472	Equifax, Inc.	731,055

118,749	First Data Corp.	4,766,585

29,062	Fiserv, Inc.*	1,248,213

26,425	H&R Block, Inc.	1,541,899

16,706	Monster Worldwide, Inc.*	479,128

52,659	Paychex, Inc.	1,713,524

34,709	Pitney Bowes, Inc.	1,511,577

32,042	R.R. Donnelley & Sons Co.	1,105,769

23,644	Robert Half International, Inc.	590,391
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Commercial Services & Supplies — 1.7% (continued)

21,087	Sabre Holdings Corp., Class A Shares	$420,686

85,678	Waste Management, Inc.	2,428,114

		27,695,304

Construction & Engineering — 0.0%

12,131	Fluor Corp.	698,624

Electrical Equipment — 0.4%

27,382	American Power Conversion Corp.	645,941

13,584	Cooper Industries Ltd., Class A Shares	868,018

62,857	Emerson Electric Co.	3,936,734

26,616	Rockwell Automation, Inc.	1,296,465

		6,747,158

Industrial Conglomerates — 4.6%

116,562	3M Co.	8,427,433

1,575,743	General Electric Co.	54,599,495

18,186	Reynolds American, Inc.	1,433,057

20,457	Textron, Inc.	1,551,663

297,751	Tyco International Ltd.	8,694,329

		74,705,977

Machinery — 1.4%

51,608	Caterpillar, Inc.	4,918,759

5,897	Cummins, Inc.	439,975

40,846	Danaher Corp.	2,137,880

36,236	Deere & Co.	2,373,096

30,300	Dover Corp.	1,102,314

22,667	Eaton Corp.	1,357,753

43,116	Illinois Tool Works, Inc.	3,435,483

26,132	Ingersoll-Rand Co., Ltd., Class A Shares	1,864,518

13,702	ITT Industries, Inc.	1,337,726

9,660	Navistar International Corp.*	309,120

25,943	PACCAR, Inc.	1,764,124

18,411	Pall Corp.	558,958

17,687	Parker Hannifin Corp.	1,096,771

		22,696,477

Road & Rail — 0.5%

55,625	Burlington Northern Santa Fe Corp.	2,618,825

32,052	CSX Corp.	1,367,338

58,451	Norfolk Southern Corp.	1,809,643

38,545	Union Pacific Corp.	2,497,716

		8,293,522

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Trading Companies & Distributors — 0.1%

25,769	Genuine Parts Co.	$1,058,848

12,366	W. W. Grainger, Inc.	677,533

		1,736,381

	TOTAL INDUSTRIALS	199,790,767

INFORMATION TECHNOLOGY — 14.4%

Communications Equipment — 2.6%

16,781	ADC Telecommunications, Inc.*	365,322

23,697	Andrew Corp.*	302,374

63,419	Avaya, Inc.*	527,646

87,313	Ciena Corp.*	182,484

965,725	Cisco Systems, Inc.*	18,455,005

28,815	Comverse Technology, Inc.*	681,475

201,483	Corning, Inc.*	3,348,647

211,613	JDS Uniphase Corp.*	321,652

634,773	Lucent Technologies, Inc.*	1,847,189

349,410	Motorola, Inc.	6,380,227

239,988	QUALCOMM, Inc.	7,922,004

22,554	Scientific-Atlanta, Inc.	750,372

68,885	Tellabs, Inc.*	599,299

		41,683,696

Computers & Peripherals — 3.5%

120,540	Apple Computer, Inc.*	4,437,077

371,308	Dell, Inc.*	14,670,379

359,650	EMC Corp.*	4,930,802

44,413	Gateway, Inc.*	146,563

432,864	Hewlett-Packard Co.	10,176,633

243,088	International Business Machines Corp.	18,037,130

19,063	Lexmark International, Inc., Class A Shares*	1,235,854

28,159	NCR Corp.*	988,944

51,427	Network Appliance, Inc.*	1,453,841

488,479	Sun Microsystems, Inc.*	1,822,027

		57,899,250

Electronic Equipment & Instruments — 0.4%

62,015	Agilent Technologies, Inc.*	1,427,585

39,299	Broadcom Corp., Class A Shares*	1,395,507

27,208	Jabil Circuit, Inc.*	836,102

25,208	Molex, Inc.	656,416

18,985	PerkinElmer, Inc.	358,817

77,248	Sanmina-SCI Corp.*	422,547

142,650	Solectron Corp.*	540,644

34,745	Symbol Technologies, Inc.	342,933

12,455	Tektronix, Inc.	289,828

17,913	Waters Corp.*	665,826

		6,936,205

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Internet Software & Services — 0.4%

194,680	Yahoo!, Inc.*	$6,745,662

IT Services — 0.4%

20,094	Affiliated Computer Services, Inc., Class A Shares*	1,026,803

28,046	Computer Sciences Corp.*	1,225,610

74,549	Electronic Data Systems Corp.	1,435,068

42,791	SunGard Data Systems, Inc.*	1,504,960

49,467	Unisys Corp.*	313,126

		5,505,567

Office Electronics — 0.1%

138,123	Xerox Corp.*	1,904,716

Semiconductors & Semiconductor Equipment — 3.2%

52,069	Advanced Micro Devices, Inc.*	902,876

56,314	Altera Corp.*	1,116,143

55,537	Analog Devices, Inc.	2,072,085

250,643	Applied Materials, Inc.	4,055,404

46,003	Applied Micro Circuits Corp.*	117,768

55,855	Freescale Semiconductor, Inc., Class B Shares*	1,183,009

926,565	Intel Corp.	24,146,284

29,124	KLA-Tencor Corp.	1,272,719

46,529	Linear Technology Corp.	1,707,149

57,443	LSI Logic Corp.*	487,691

48,957	Maxim Integrated Products, Inc.	1,870,647

90,921	Micron Technology, Inc.*	928,303

52,656	National Semiconductor Corp.	1,160,012

22,544	Novellus Systems, Inc.*	557,062

24,041	NVIDIA Corp.*	642,376

25,556	PMC-Sierra, Inc.*	238,437

13,902	Qlogic Corp.*	429,155

28,365	Teradyne, Inc.*	339,529

258,124	Texas Instruments, Inc.	7,245,541

51,186	Xilinx, Inc.	1,305,243

		51,777,433

Software — 3.8%

71,284	Adobe Systems, Inc.	2,040,148

33,487	Autodesk, Inc.	1,150,948

33,207	BMC Software, Inc.*	596,066

24,474	Citrix Systems, Inc.*	530,107

78,665	Computer Associates International, Inc.	2,161,714

56,667	Compuware Corp.*	407,436

44,652	Electronic Arts, Inc.*	2,527,750

29,510	Intuit, Inc.*	1,331,196

13,502	Mercury Interactive Corp.*	517,937

1,504,771	Microsoft Corp.	37,378,512

55,572	Novell, Inc.*	344,546

670,615	Oracle Corp.*	8,852,118
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Software — 3.8% (continued)

40,982	Parametric Technology Corp.*	$261,465

73,545	Siebel Systems, Inc.	654,550

104,253	Symantec Corp.*	2,266,460

63,783	VERITAS Software Corp.*	1,556,305

		62,577,258

	TOTAL INFORMATION TECHNOLOGY	235,029,787

MATERIALS — 2.8%

Chemicals — 1.6%

33,779	Air Products & Chemicals, Inc.	2,036,874

138,820	Dow Chemical Co.	6,181,655

148,514	E.I. du Pont de Nemours & Co.	6,387,587

11,503	Eastman Chemical Co.	634,390

33,026	Ecolab, Inc.	1,068,721

18,886	Engelhard Corp.	539,195

7,614	Great Lakes Chemical Corp.	239,613

15,978	Hercules, Inc.*	226,089

13,138	International Flavors & Fragrances, Inc.	475,858

39,534	Monsanto Co.	2,485,502

25,618	PPG Industries, Inc.	1,607,786

48,548	Praxair, Inc.	2,262,337

28,358	Rohm and Haas Co.	1,314,110

10,444	Sigma-Aldrich Corp.	585,282

		26,044,999

Construction Materials — 0.1%

14,991	Vulcan Materials Co.	974,265

Containers & Packaging — 0.1%

16,684	Ball Corp.	599,957

15,956	Bemis Co., Inc.	423,472

23,317	Pactiv Corp.*	503,181

12,785	Sealed Air Corp.*	636,565

16,436	Temple-Inland, Inc.	610,597

		2,773,772

Metals & Mining — 0.6%

129,374	Alcoa, Inc.	3,380,543

11,266	Allegheny Technologies, Inc.	248,528

24,116	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	902,903

64,297	Newmont Mining Corp.	2,509,512

23,232	Nucor Corp.	1,059,844

13,871	Phelps Dodge Corp.	1,283,067

16,874	United States Steel Corp.	579,959

		9,964,356

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.4%

37,653	Georgia-Pacific Corp.	$1,197,365

71,403	International Paper Co.	2,157,085

15,760	Louisiana-Pacific Corp.	387,381

26,574	MeadWestvaco Corp.	745,135

34,969	Weyerhaeuser Co.	2,225,777

		6,712,743

	TOTAL MATERIALS	46,470,135

TELECOMMUNICATION SERVICES — 3.1%

Diversified Telecommunication Services — 2.8%

47,728	ALLTEL Corp.	2,972,500

118,144	AT&T Corp.	2,249,462

272,789	BellSouth Corp.	7,248,004

21,256	CenturyTel, Inc.	736,095

42,973	Citizens Communications Co.	577,557

242,273	Qwest Communications International, Inc.*	898,833

492,247	SBC Communications, Inc.	11,690,866

212,033	Sprint Corp.	5,319,908

411,363	Verizon Communications, Inc.	14,212,592

		45,905,817

Wireless Telecommunication Services — 0.3%

163,575	Nextel Communications, Inc., Class A Shares*	5,285,108

	TOTAL TELECOMMUNICATION SERVICES	51,190,925

UTILITIES — 3.5%

Electric Utilities — 2.7%

93,020	AES Corp.*	1,523,668

21,619	Allegheny Energy, Inc.*	545,231

27,044	Ameren Corp.	1,495,533

58,782	American Electric Power Co., Inc.	2,167,292

63,998	Calpine Corp.*	217,593

43,413	CenterPoint Energy, Inc.	573,486

26,644	Cinergy Corp.	1,194,184

28,437	CMS Energy Corp.*	428,261

35,747	Consolidated Edison, Inc.	1,674,390

24,867	Constellation Energy Group	1,434,577

48,441	Dominion Resources, Inc.	3,555,085

25,221	DTE Energy Co.	1,179,586

48,582	Edison International	1,970,000

33,978	Entergy Corp.	2,567,038

98,055	Exelon Corp.	5,033,163

48,973	FirstEnergy Corp.	2,356,091

55,087	FPL Group, Inc.	2,316,959

55,605	PG&E Corp.	2,087,412

13,762	Pinnacle West Capital Corp.	611,721

26,441	PPL Corp.	1,570,067

36,412	Progress Energy, Inc.	1,647,279
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

SHARES	SECURITY	VALUE

Electric Utilities — 2.7% (continued)

35,183	Public Service Enterprise Group, Inc.	$2,139,830

109,279	Southern Co.	3,788,703

28,118	TECO Energy, Inc.	531,711

59,062	Xcel Energy, Inc.	1,152,890

		43,761,750

Gas Utilities — 0.2%

25,248	KeySpan Corp.	1,027,594

16,347	Kinder Morgan, Inc.	1,360,070

6,498	Nicor, Inc.	267,523

5,376	Peoples Energy Corp.	233,641

		2,888,828

Independent Power Producers & Energy Traders — 0.2%

37,727	TXU Corp.	3,134,736

Multi-Utilities — 0.4%

135,184	Duke Energy Corp.	4,019,020

47,126	Dynegy, Inc., Class A Shares*	229,032

39,042	NiSource, Inc.	965,509

34,031	Sempra Energy	1,405,821

		6,619,382

	TOTAL UTILITIES	56,404,696

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,588,481,959)	1,623,050,524

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Index Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.7%

$12,772,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05; Proceeds at maturity — $12,773,189 (Fully collateralized by various U.S. Treasury obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $13,027,442)	$12,772,000

U.S. Government Obligation — 0.1%

1,500,000	U.S. Treasury Bills, due 9/15/05 (c)	1,490,537

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,262,706)	14,262,537

	TOTAL INVESTMENTS — 99.9% (Cost — $1,602,744,665#)	1,637,313,061

	Other Assets in Excess of Liabilities — 0.1%	880,196

	TOTAL NET ASSETS — 100.0%	$1,638,193,257

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Citigroup Inc. was the parent company of the Travelers Investment Management Company, the Fund’s investment adviser, as of June 30, 2005.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Growth & Income Fund

SHARES	SECURITY	VALUE

COMMON STOCK — 100.3%

CONSUMER DISCRETIONARY — 11.9%

Hotels, Restaurants & Leisure — 1.4%

380	Ctrip.com International Ltd., ADR*	$19,334

4,840	McDonald’s Corp.	134,310

		153,644

Household Durables — 1.0%

4,850	Newell Rubbermaid, Inc.	115,624

Media — 5.7%

4,990	Comcast Corp., Class A Shares*	153,193

2,300	EchoStar Communications Corp., Class A Shares*	69,345

9,137	Liberty Media Corp., Class A Shares*	93,106

9,820	News Corp., Class B Shares	165,565

8,850	Time Warner, Inc.*	147,884

		629,093

Multi-Line Retail — 0.8%

1,720	J.C. Penney Co., Inc.	90,438

Specialty Retail — 3.0%

3,660	Best Buy Co., Inc.	250,893

3,800	Staples, Inc.	81,016

		331,909

	TOTAL CONSUMER DISCRETIONARY	1,320,708

CONSUMER STAPLES — 10.3%

Beverages — 2.0%

4,100	PepsiCo, Inc.	221,113

Food & Staples Retailing — 1.5%

1,920	Costco Wholesale Corp.	86,054

1,700	Wal-Mart Stores, Inc.	81,940

		167,994

Food Products — 3.4%

3,840	Kellogg Co.	170,649

2,300	McCormick & Co., Inc.	75,164

6,860	Sara Lee Corp.	135,897

		381,710

Household Products — 2.7%

2,090	Kimberly-Clark Corp.	130,813

3,130	Procter & Gamble Co.	165,107

		295,920

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Growth & Income Fund

SHARES	SECURITY	VALUE

Tobacco — 0.7%

1,210	Altria Group, Inc.	$78,239

	TOTAL CONSUMER STAPLES	1,144,976

ENERGY — 7.9%

Energy Equipment & Services — 1.7%

2,670	ENSCO International, Inc.	95,453

2,330	GlobalSantaFe Corp.	95,064

		190,517

Oil, Gas & Consumable Fuels — 6.2%

4,880	Exxon Mobil Corp.	280,454

3,840	Nexen, Inc.	116,582

1,400	Suncor Energy, Inc.	66,248

1,920	Total SA, Sponsored ADR	224,352

		687,636

	TOTAL ENERGY	878,153

FINANCIALS — 20.5%

Commercial Banks — 7.1%

6,456	Bank of America Corp.	294,458

1,930	Comerica, Inc.	111,554

2,490	Wachovia Corp.	123,504

4,250	Wells Fargo & Co.	261,715

		791,231

Diversified Financial Services — 9.1%

2,800	American Express Co.	149,044

1,740	Capital One Financial Corp.	139,217

1,580	Freddie Mac	103,063

1,580	Goldman Sachs Group, Inc.	161,192

5,725	JPMorgan Chase & Co.	202,207

780	Legg Mason, Inc.	81,206

3,190	Merrill Lynch & Co., Inc.	175,482

		1,011,411

Insurance — 4.3%

1,900	AFLAC, Inc.	82,232

2,660	American International Group, Inc.	154,546

1,260	Assurant, Inc.	45,486

1	Berkshire Hathaway, Inc., Class A Shares*	83,500

1,220	Chubb Corp.	104,445

		470,209

	TOTAL FINANCIALS	2,272,851

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Growth & Income Fund

SHARES	SECURITY	VALUE

HEALTH CARE — 11.9%

Biotechnology — 2.0%

2,418	Amgen, Inc.*	$146,192

1,880	OSI Pharmaceuticals, Inc.*	76,836

		223,028

Health Care Equipment & Supplies — 2.4%

1,870	Fisher Scientific International, Inc.*	121,363

900	Guidant Corp.	60,570

1,100	Zimmer Holdings, Inc.*	83,787

		265,720

Health Care Providers & Services — 2.5%

2,510	Coventry Health Care, Inc.*	177,583

1,380	WellPoint, Inc.*	96,103

		273,686

Pharmaceuticals — 5.0%

3,140	Pfizer, Inc.	86,601

4,500	Sanofi-Aventis, ADR	184,455

1,940	Sepracor, Inc.*	116,419

5,350	Teva Pharmaceutical Industries Ltd., Sponsored ADR	166,599

		554,074

	TOTAL HEALTH CARE	1,316,508

INDUSTRIALS — 11.9%

Aerospace & Defense — 4.6%

5,120	Boeing Co.	337,920

4,410	Raytheon Co.	172,519

		510,439

Building Products — 1.1%

3,000	American Standard Cos., Inc.	125,760

Commercial Services & Supplies — 1.3%

1,910	Avery Dennison Corp.	101,154

1,460	Waste Management, Inc.	41,376

		142,530

Industrial Conglomerates — 4.9%

12,460	General Electric Co.	431,739

1,400	Textron, Inc.	106,190

		537,929

	TOTAL INDUSTRIALS	1,316,658

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Growth & Income Fund

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 18.7%

Communications Equipment — 4.6%

8,598	ADC Telecommunications, Inc.*	$187,179

8,410	Cisco Systems, Inc.*	160,715

4,800	Nokia OYJ, Sponsored ADR	79,872

30,130	Nortel Networks Corp.*	78,639

		506,405

Computers & Peripherals — 3.1%

4,530	Dell, Inc.*	178,980

2,150	International Business Machines Corp.	159,530

		338,510

Electronic Equipment & Instruments — 0.3%

1,740	Dolby Laboratories, Inc., Class A Shares*	38,384

Internet Software & Services — 1.2%

870	SINA Corp.*	24,273

3,000	Yahoo!, Inc.*	103,950

		128,223

IT Services — 1.0%

3,390	Paychex, Inc.	110,311

Semiconductors & Semiconductor Equipment — 3.8%

5,100	Applied Materials, Inc.	82,518

7,300	Intel Corp.	190,238

3,900	Maxim Integrated Products, Inc.	149,019

		421,775

Software — 4.7%

2,090	Cognos, Inc.*	71,353

1,600	Electronic Arts, Inc.*	90,576

14,620	Microsoft Corp.	363,161

		525,090

	TOTAL INFORMATION TECHNOLOGY	2,068,698

MATERIALS — 3.6%

Chemicals — 1.4%

1,380	Air Products & Chemicals, Inc.	83,214

1,640	E.I. du Pont de Nemours & Co.	70,536

		153,750

Metals & Mining — 2.2%

9,720	Barrick Gold Corp.	243,292

	TOTAL MATERIALS	397,042

TELECOMMUNICATION SERVICES — 2.4%

Diversified Telecommunication Services — 1.6%

6,860	Sprint Corp.	172,117

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Growth & Income Fund

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.8%

2,800	Nextel Communications, Inc., Class A Shares*	$90,468

	TOTAL TELECOMMUNICATION SERVICES	262,585

UTILITIES — 1.2%

Multi-Utilities — 1.2%

3,190	Sempra Energy	131,779

	TOTAL INVESTMENTS — 100.3% (Cost — $9,479,172#)	11,109,958

	Liabilities In Excess of Other Assets — (0.3)%	(31,990)

	TOTAL NET ASSETS — 100.0%	$11,077,968

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Aggressive Growth Fund

SHARES	SECURITY	VALUE

COMMON STOCK — 92.1%

CONSUMER DISCRETIONARY — 16.5%

Media — 16.3%

48,820	Cablevision Systems Corp., New York Group, Class A Shares*	$1,572,004

4,117	Comcast Corp., Class A Shares*	126,392

66,025	Comcast Corp., Special Class A Shares*	1,977,449

85	DreamWorks Animation SKG, Inc., Class A Shares*	2,227

115,400	Liberty Media Corp., Series A Shares*	1,175,926

110,200	Time Warner, Inc.*	1,841,442

9,653	Viacom, Inc., Class B Shares	309,089

38,000	Walt Disney Co.	956,840

5,600	World Wrestling Entertainment, Inc.	63,952

		8,025,321

Specialty Retail — 0.2%

7,700	Charming Shoppes, Inc.*	71,841

	TOTAL CONSUMER DISCRETIONARY	8,097,162

ENERGY — 11.7%

Energy Equipment & Services — 6.3%

7,600	Core Laboratories NV*	203,832

27,650	Grant Prideco, Inc.*	731,342

37,250	Weatherford International Ltd.*	2,159,755

		3,094,929

Oil, Gas & Consumable Fuels — 5.4%

32,300	Anadarko Petroleum Corp.	2,653,445

255	Bill Barrett Corp.*	7,543

		2,660,988

	TOTAL ENERGY	5,755,917

EXCHANGE TRADED FUND — 2.0%

26,600	Nasdaq-100 Index Tracking Stock	978,614

FINANCIALS — 9.5%

Commercial Banks — 0.7%

17,849	New York Community Bancorp, Inc.	323,424

Diversified Financial Services — 8.8%

4,500	CIT Group, Inc.	193,365

3,900	Cohen & Steers, Inc.	80,379

200	Greenhill & Co., Inc.	8,102

22,550	Lehman Brothers Holdings, Inc.	2,238,764

33,300	Merrill Lynch & Co., Inc.	1,831,833

50	National Financial Partners Corp.	1,957

		4,354,400

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Aggressive Growth Fund

SHARES	SECURITY	VALUE

Real Estate — 0.0%

3	Corrections Corporation of America*	$118

	TOTAL FINANCIALS	4,677,942

HEALTH CARE — 32.3%

Biotechnology — 19.3%

6,420	Alkermes, Inc.*	84,872

36,900	Amgen, Inc.*	2,230,974

39,850	Biogen Idec, Inc.*	1,372,833

2,600	CancerVax Corp.*	7,410

48,175	Chiron Corp.*	1,680,826

5,300	Genentech, Inc.*	425,484

37,448	Genzyme Corp.*	2,250,250

28,428	ImClone Systems, Inc.*	880,415

8,200	Isis Pharmaceuticals, Inc.*	32,062

33,546	Millennium Pharmaceuticals, Inc.*	310,972

4,800	Nabi Biopharmaceuticals*	73,104

4,860	Nanogen, Inc.*	18,662

6,410	Vertex Pharmaceuticals, Inc.*	107,944

1,265	ViaCell, Inc.*	13,472

		9,489,280

Health Care Equipment & Supplies — 0.4%

3,400	Biosite, Inc.*	186,966

Health Care Providers & Services — 5.1%

48,520	UnitedHealth Group, Inc.	2,529,833

Pharmaceuticals — 7.5%

53,080	Forest Laboratories, Inc.*	2,062,158

13,100	Johnson & Johnson	851,500

22,900	King Pharmaceuticals, Inc.*	238,618

3,500	Pfizer, Inc.	96,530

6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	200,604

14,000	Valeant Pharmaceuticals International	246,820

		3,696,230

	TOTAL HEALTH CARE	15,902,309

INDUSTRIALS — 8.2%

Aerospace & Defense — 3.3%

21,600	L-3 Communications Holdings, Inc.	1,654,128

Commercial Services & Supplies — 0.0%

105	Cogent, Inc.*	2,997

Industrial Conglomerates — 3.5%

58,634	Tyco International Ltd.	1,712,113

Machinery — 1.4%

22,500	Pall Corp.	683,100

	TOTAL INDUSTRIALS	4,052,338

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Aggressive Growth Fund

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 11.5%

Communications Equipment — 2.5%

14,700	C-COR, Inc.*	$100,695

47,300	Motorola, Inc.	863,698

16,400	Nokia OYJ, Sponsored ADR	272,896

		1,237,289

Computers & Peripherals — 1.5%

3,500	LaserCard Corp.*	20,545

38,162	Maxtor Corp.*	198,443

31,500	Quantum Corp.*	93,555

18,100	SanDisk Corp.*	429,513

		742,056

Electronic Equipment & Instruments — 1.6%

17,500	Broadcom Corp., Class A Shares*	621,425

5,750	Excel Technology, Inc.*	139,725

		761,150

Semiconductors & Semiconductor Equipment — 4.8%

6,500	Cirrus Logic, Inc.*	34,515

5,400	Cree, Inc.*	137,538

6,700	DSP Group, Inc.*	159,929

4,173	Freescale Semiconductor, Inc., Class B Shares*	88,384

21,225	Intel Corp.	553,123

97,555	Micron Technology, Inc.*	996,037

14,200	RF Micro Devices, Inc.*	77,106

5,400	Standard Microsystems Corp.*	126,252

15,100	Teradyne, Inc.*	180,747

		2,353,631

Software — 1.1%

5,800	Advent Software, Inc.*	117,508

8,800	Autodesk, Inc.	302,456

3,800	Microsoft Corp.	94,392

4,300	RSA Security, Inc.*	49,364

		563,720

	TOTAL INFORMATION TECHNOLOGY	5,657,846

TELECOMMUNICATION SERVICES — 0.4%

Diversified Telecommunication Services — 0.4%

3,100	AT&T Corp.	59,024

2,730	Liberty Global, Inc., Series A Shares*	127,409

	TOTAL TELECOMMUNICATION SERVICES	186,433

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $44,516,878)	45,308,561

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Salomon Brothers Variable Aggressive Growth Fund

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 8.0%

Repurchase Agreements — 8.0%

$1,908,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deustche Bank Securities, Inc., 3.350% due 7/1/05; Proceeds at maturity — $1,908,178; (Fully collateralized by various U.S. government agency obligations, 0.000% to 15.266% due 12/1/05 to 6/15/35; Market Value — $1,946,181)	$1,908,000

2,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05; Proceeds at maturity — $2,000,186; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations 0.000% to 4.870% due 6/16/06 to 1/13/33; Market value — $2,040,002)	2,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,908,000)	3,908,000

	TOTAL INVESTMENTS — 100.1% (Cost — $48,424,878#)	49,216,561

	Liabilities in Excess of Other Assets — (0.1)%	(41,121)

	TOTAL NET ASSETS — 100.0%	$49,175,440

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. There may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.

 Statements of Assets and Liabilities (unaudited)

	Diversified
	Strategic	Equity
	Income	Index
	Portfolio	Portfolio

ASSETS:

Investments, at cost	$87,254,167	$1,588,481,959

Short-term investments, at cost	39,692,000	14,262,706

Foreign currency, at cost	39,000	—

Investments, at value	$89,371,998	$1,623,050,524

Short-term investments, at value	39,692,000	14,262,537

Foreign currency, at value	34,850	—

Cash	—	155

Receivable for securities sold	9,591,029	—

Dividends and interest receivable	921,871	1,950,791

Receivable for open forward foreign currency contracts (Notes 1 and 3)	383,297	—

Receivable for Fund shares sold	—	235,753

Prepaid expenses	10,011	—

Total Assets	140,005,056	1,639,499,760

LIABILITIES:

Payable for securities purchased	43,409,592	—

Payable for open forward foreign currency contracts (Notes 1 and 3)	129,234	—

Payable for Fund shares repurchased	102,605	542,144

Deferred dollar roll income	61,009	—

Investment advisory fee payable	35,780	339,886

Administration fee payable	15,903	81,573

Trustees’ fees payable	2,617	5,745

Due to custodian	2,173	—

Transfer agent fees payable	835	1,672

Payable to broker – variation margin on open futures contracts	406	88,800

Distribution fees payable	—	22,480

Accrued expenses	52,568	224,203

Total Liabilities	43,812,722	1,306,503

Total Net Assets	$96,192,334	$1,638,193,257

NET ASSETS:

Par value (Note 6)	$10,145	$56,095

Paid-in capital in excess of par value	99,236,513	1,617,488,484

Undistributed net investment income	2,239,852	11,850,287

Accumulated net investment loss	—	—

Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(7,661,799)	(25,642,421)

Net unrealized appreciation on investments, futures contracts and foreign currencies	2,367,623	34,440,812

Total Net Assets	$96,192,334	$1,638,193,257

Shares Outstanding:

Class I Shares	10,145,466	48,182,783

Class II Shares	—	7,911,854

Net Asset Value:

Class I Shares	$9.48	$29.21

Class II Shares	—	$29.19

See Notes to Financial Statements.

June 30, 2005

Growth	Aggressive
& Income	Growth
Fund	Fund

$9,479,172	$44,516,878
—	3,908,000
—	—

$11,109,958	$45,308,561
—	3,908,000
—	—
—	534
—	12,865
14,594	10,788
—	—
990	12,886
—	—

11,125,542	49,253,634

5,976	10,830
—	—
7,542	9,361
—	—
4,041	24,086
1,964	8,029
1,912	1,852
9,528	—
16	94
—	—
—	2,255
16,595	21,687

47,574	78,194

$11,077,968	$49,175,440

$2,296	$2,391
10,204,523	49,083,010
24,812	—
—	(106,720)
(784,451)	(594,924)
1,630,788	791,683

$11,077,968	$49,175,440

2,296,338	1,251,682
—	1,138,986

$4.82	$20.66
—	$20.47

See Notes to Financial Statements.

 Statements of Operations (unaudited)

	Diversified
	Strategic	Equity
	Income	Index
	Portfolio	Portfolio

INVESTMENT INCOME:

Dividends	$2,367	$14,412,883

Interest	2,729,475	443,967

Less: Foreign taxes withheld	—	—

Total Investment Income	2,731,842	14,856,850

EXPENSES:

Investment advisory fees (Note 2)	218,417	2,017,436

Administration fees (Note 2)	97,074	484,185

Custody	31,675	37,839

Audit and tax	7,964	11,545

Shareholder reports (Note 4)	7,421	99,539

Insurance	5,727	5,849

Legal fees	5,675	4,181

Transfer agent fees (Notes 2 and 4)	2,534	4,962

Trustees’ fees	1,810	19,830

Distribution fees (Notes 2 and 4)	—	282,754

Miscellaneous expenses	905	86,028

Total Expenses	379,202	3,054,148

Net Investment Income (Loss)	2,352,640	11,802,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	1,088,889	7,505,172

Futures contracts	(130,188)	(813,206)

Foreign currency transactions	(7,343)	—

Net Realized Gain	951,358	6,691,966

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(1,657,978)	(34,437,891)

Futures contracts	(31,301)	(798,678)

Foreign currencies	292,370	—

Change in Net Unrealized Appreciation/Depreciation	(1,396,909)	(35,236,569)

Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(445,551)	(28,544,603)

Increase (Decrease) in Net Assets From Operations	$1,907,089	$(16,741,901)

See Notes to Financial Statements.

For the Six Months Ended June 30, 2005

Growth	Aggressive
& Income	Growth
Fund	Fund

$86,886	$92,284
3,006	44,051
(1,414)	(903)

88,478	135,432

25,048	134,835
11,133	44,945
10,221	8,375
7,027	7,602
3,031	7,028
1,021	1,909
2,996	4,687
698	86
646	1,011
—	26,949
308	3,402

62,129	240,829

26,349	(105,397)

304,956	4,555
—	—
—	—

304,956	4,555

(543,972)	(1,011,039)
—	—
2	—

(543,970)	(1,011,039)

(239,014)	(1,006,484)

$(212,665)	$(1,111,881)

See Notes to Financial Statements.

 Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	Diversified Strategic
	Income Portfolio

	2005	2004

OPERATIONS:

Net investment income (loss)	$2,352,640	$5,004,061

Net realized gain	951,358	1,766,018

Change in net unrealized appreciation/depreciation	(1,396,909)	(424,571)

Increase (Decrease) in Net Assets From Operations	1,907,089	6,345,508

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	—	(4,799,696)

Decrease in Net Assets From Distributions to Shareholders	—	(4,799,696)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	3,552,163	12,777,163

Reinvestment of distributions	—	4,799,696

Cost of shares repurchased	(9,571,248)	(13,390,612)

Increase (Decrease) in Net Assets From Fund Share Transactions	(6,019,085)	4,186,247

Increase (Decrease) in Net Assets	(4,111,996)	5,732,059

NET ASSETS:

Beginning of period	100,304,330	94,572,271

End of period*	$96,192,334	$100,304,330

* Includes undistributed (overdistributed) net investment income of:	$2,239,852	$(112,788)

* Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

Equity Index Portfolio		Growth & Income Fund		Aggressive Growth Fund

2005	2004	2005	2004	2005	2004

$11,802,702	$24,537,742	$26,349	$99,926	$(105,397)	$(161,918)
6,691,966	7,049,449	304,956	336,947	4,555	505,017
(35,236,569)	124,448,953	(543,970)	456,349	(1,011,039)	2,563,072

(16,741,901)	156,036,144	(212,665)	893,222	(1,111,881)	2,906,171

—	(24,899,544)	—	(101,977)	—	—

—	(24,899,544)	—	(101,977)	—	—

53,075,368	219,053,115	626,420	2,677,330	9,605,330	25,873,371
—	24,899,544	—	101,977	—	—
(49,898,226)	(73,428,986)	(1,094,360)	(1,681,850)	(1,775,967)	(3,424,165)

3,177,142	170,523,673	(467,940)	1,097,457	7,829,363	22,449,206

(13,564,759)	301,660,273	(680,605)	1,888,702	6,717,482	25,355,377
1,651,758,016	1,350,097,743	11,758,573	9,869,871	42,457,958	17,102,581

$1,638,193,257	$1,651,758,016	$11,077,968	$11,758,573	$49,175,440	$42,457,958

$11,850,287	$47,585	$24,812	$(1,537)	—	—
—	—	—	—	$(106,720)	$(1,323)

See Notes to Financial Statements.

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

DIVERSIFIED STRATEGIC
INCOME PORTFOLIO(1)	2005(2)		2004		2003		2002	2001	2000

Net Asset Value, Beginning of Period	$9.30		$9.15		$8.69		$9.13	$9.70	$10.44

Income (Loss) From Operations:

Net investment income	0.23		0.48		0.52		0.53	0.65	0.73

Net realized and unrealized gain (loss)	(0.05)		0.14		0.50		(0.11)	(0.36)	(0.45)

Total Income From Operations	0.18		0.62		1.02		0.42	0.29	0.28

Less Distributions From:

Net investment income	—		(0.47)		(0.56)		(0.86)	(0.86)	(1.02)

Total Distributions	—		(0.47)		(0.56)		(0.86)	(0.86)	(1.02)

Net Asset Value, End of Period	$9.48		$9.30		$9.15		$8.69	$9.13	$9.70

Total Return(3)	1.94%		6.74%		11.73%		4.84%	3.17%	2.80%

Net Assets, End of Period (000s)	$96,192		$100,304		$94,572		$78,009	$79,399	$70,142

Ratios to Average Net Assets:

Gross expenses	0.78	%(4)	0.76%		0.76%		0.87%	0.76%	0.78%

Net expenses	0.78	(4)	0.76	(5)	0.76		0.87	0.76	0.78

Net investment income	4.85	(4)	5.15		5.73		5.82	6.86	7.40

Portfolio Turnover Rate	46	%(6)	57	%(6)	54	% (6)	149%	118%	102%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment adviser has voluntarily waived a portion of its fees.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 272%, 382% and 256% for the six months ended June 30, 2005 and the years ended December 31, 2004 and December 31, 2003, respectively.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

EQUITY INDEX PORTFOLIO — CLASS I SHARES(1)	2005(2)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$29.50		$27.11	$21.41	$28.21	$32.40	$35.86

Income (Loss) From Operations:

Net investment income	0.22		0.47	0.34	0.32	0.34	0.36

Net realized and unrealized gain (loss)	(0.51)		2.38	5.68	(6.57)	(4.26)	(3.61)

Total Income (Loss) From Operations	(0.29)		2.85	6.02	(6.25)	(3.92)	(3.25)

Less Distributions From:

Net investment income	—		(0.46)	(0.32)	(0.55)	(0.27)	(0.19)

Net realized gains	—		—	—	—	—	(0.02)

Total Distributions	—		(0.46)	(0.32)	(0.55)	(0.27)	(0.21)

Net Asset Value, End of Period	$29.21		$29.50	$27.11	$21.41	$28.21	$32.40

Total Return(3)	(0.98)%		10.52%	28.11%	(22.17)%	(12.12)%	(9.09)%

Net Assets, End of Period (millions)	$1,407		$1,425	$1,218	$831	$897	$820

Ratios to Average Net Assets:

Gross expenses	0.34	% (4)	0.34%	0.34%	0.31%	0.23%	0.23%

Net expenses	0.34	(4)	0.34 (5)	0.34	0.31	0.23	0.23

Net investment income	1.50	(4)	1.69	1.44	1.32	1.17	1.03

Portfolio Turnover Rate	2%		1%	0%	2%	2%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

EQUITY INDEX PORTFOLIO —
CLASS II SHARES(1)	2005(2)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$29.52		$27.13	$21.43	$28.17	$32.36	$35.81

Income (Loss) From Operations:

Net investment income	0.18		0.42	0.28	0.24	0.27	0.26

Net realized and unrealized gain (loss)	(0.51)		2.36	5.66	(6.54)	(4.26)	(3.59)

Total Income (Loss) From Operations	(0.33)		2.78	5.94	(6.30)	(3.99)	(3.33)

Less Distributions From:

Net investment income	—		(0.39)	(0.24)	(0.44)	(0.20)	(0.10)

Net realized gains	—		—	—	—	—	(0.02)

Total Distributions	—		(0.39)	(0.24)	(0.44)	(0.20)	(0.12)

Net Asset Value, End of Period	$29.19		$29.52	$27.13	$21.43	$28.17	$32.36

Total Return(3)	(1.12)%		10.24%	27.74%	(22.37)%	(12.36)%	(9.32)%

Net Assets, End of Period (millions)	$231		$227	$132	$86	$97	$72

Ratios to Average Net Assets:

Gross expenses	0.60	% (4)	0.59%	0.60%	0.56%	0.49%	0.50%

Net expenses	0.60	(4)	0.59 (5)	0.60	0.56	0.49	0.50

Net investment income	1.24	(4)	1.50	1.18	0.97	0.91	0.76

Portfolio Turnover Rate	2%		1%	0%	2%	2%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

GROWTH & INCOME FUND —
CLASS I SHARES	2005(1)(2)		2004(1)	2003(1)	2002	2001	2000

Net Asset Value, Beginning of Period	$4.91		$4.57	$3.52	$4.90	$7.92	$16.47

Income (Loss) From Operations:

Net investment income	0.01		0.04	0.01	0.00 (3)	0.03	0.17

Net realized and unrealized gain (loss)	(0.10)		0.34	1.05	(1.14)	(1.04)	0.03

Total Income (Loss) From Operations	(0.09)		0.38	1.06	(1.14)	(1.01)	0.20

Less Distributions From:

Net investment income	—		(0.04)	(0.01)	(0.02)	(0.12)	(0.32)

Net realized gains	—		—	—	(0.22)	(1.89)	(8.43)

Total Distributions	—		(0.04)	(0.01)	(0.24)	(2.01)	(8.75)

Net Asset Value, End of Period	$4.82		$4.91	$4.57	$3.52	$4.90	$7.92

Total Return(4)	(1.83)%		8.38%	30.16%	(23.35)%	(13.14)%	4.52%

Net Assets, End of Period (000’s)	$11,078		$11,759	$9,870	$6,777	$11,087	$16,159

Ratios to Average Net Assets:

Gross expenses	1.12	%(5)	1.09%	1.27%	1.36%	0.94%	0.91%

Net expenses	1.12	(5)	1.07 (6)	1.27	1.36	0.94	0.91

Net investment income	0.47	(5)	0.95	0.36	0.04	0.31	1.08

Portfolio Turnover Rate	31%		83%	63%	46%	81%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

AGGRESSIVE GROWTH FUND —
CLASS I SHARES	2005(1)(2)		2004(1)	2003(1)	2002(1)	2001(1)	2000(3)

Net Asset Value, Beginning of Period	$21.23		$19.46	$13.89	$25.98	$178.99	$231.77

Income (Loss) From Operations:

Net investment loss	(0.04)		(0.09)	(0.19)	(0.25)	(0.50)	(2.17)

Net realized and unrealized gain (loss)	(0.53)		1.86	5.76	(8.18)	(9.85)	66.22

Total Income (Loss) From Operations	(0.57)		1.77	5.57	(8.43)	(10.35)	64.05

Less Distributions From:

Net realized gains	—		—	—	(3.66)	(142.66)	(116.83)

Total Distributions	—		—	—	(3.66)	(142.66)	(116.83)

Net Asset Value, End of Period	$20.66		$21.23	$19.46	$13.89	$25.98	$178.99

Total Return(4)	(2.68)%		9.10%	40.10%	(32.65)%	(5.32)%	27.27%

Net Assets, End of Period (000’s)	$25,864		$21,706	$11,684	$5,975	$12,745	$18,646

Ratios to Average Net Assets:

Gross expenses	0.95	%(5)	1.04%	1.56%	1.56%	1.18%	1.18%

Net expenses	0.95	(5)	1.04 (6)	1.56	1.56	1.18	1.18

Net investment loss	(0.35	)(5)	(0.47)	(1.16)	(1.25)	(0.97)	(0.90)

Portfolio Turnover Rate	0%		4%	3%	4%	0%	122%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Per share amounts have been restated to reflect a 1 for 7 reverse stock split which was effective on September 7, 2001.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For the share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

AGGRESSIVE GROWTH FUND — CLASS II SHARES(1)	2005(2)		2004	2003(3)

Net Asset Value, Beginning of Period	$21.05		$19.35	$15.64

Income (Loss) From Operations:

Net investment loss	(0.06)		(0.14)	(0.13)

Net realized and unrealized gain (loss)	(0.52)		1.84	3.84

Total Income (Loss) From Operations	(0.58)		1.70	3.71

Net Asset Value, End of Period	$20.47		$21.05	$19.35

Total Return(4)	(2.76)%		8.79%	23.72%

Net Assets, End of Period (000’s)	$23,311		$20,752	$5,419

Ratios to Average Net Assets:

Gross expenses	1.20	%(5)	1.28%	1.64	%(5)

Net expenses	1.20	(5)	1.28 (6)	1.64	(5)

Net investment loss	(0.60	)(5)	(0.70)	(1.25	)(5)

Portfolio Turnover Rate	0%		4%	3%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period May 12, 2003 (inception date) to December 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment adviser has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

          1.     Organization and Significant Accounting Policies

      The Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”), Equity Index Portfolio (“Equity Index Portfolio”), Salomon Brothers Variable Growth & Income Fund (“Growth & Income Fund”) and Salomon Brothers Variable Aggressive Growth Fund (“Aggressive Growth Fund”) (“Fund(s)”) are separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

      The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      (d) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

      Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

 Notes to Financial Statements (unaudited) (continued)

      (e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

      (f) Mortgage Dollar Rolls. The Diversified Strategic Income Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

      The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

      (g) Credit and Market Risk. Certain Funds may invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield securities reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

      (h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (j) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

 Notes to Financial Statements (unaudited) (continued)

      (k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

      (l) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      The Trust, on behalf of Growth & Income Fund and Aggressive Growth Fund has entered into investment advisory agreements (“Advisory Agreement”) with Salomon Brothers Asset Management (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The Trust, on behalf of the Diversified Strategic Income Portfolio, has entered into an investment advisory agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup Inc. The Trust, on behalf of the Equity Index Portfolio, has entered into an investment advisory agreement with TIMCO Asset Management, Inc. (formerly Travelers Investment Management Company) (“TIMCO”), another indirect wholly-owned subsidiary of Citigroup.

      Under each investment advisory agreement, the Fund pays an investment advisory fee calculated at an annual rate of each respective Fund’s average daily net assets. These fees are calculated daily and paid monthly.

      The respective advisers and the annual rates are as follows:

		Advisory
	Adviser	Fee Rate

Diversified Strategic Income Portfolio	SBFM	0.45%
Equity Index Portfolio	TIMCO	0.25

      Citigroup Asset Management (“CAM Ltd.”) serves as sub-investment adviser to the Diversified Strategic Income Portfolio and is paid a monthly fee by SBFM calculated at a rate of 0.15% of the Fund’s average daily net assets. The Diversified Strategic Income Portfolio does not make any direct payments to CAM Ltd.

      The Board of Trustees of the Trust approved amendments to the Advisory Agreement between the Trust, on behalf of the Growth & Income Fund and the Aggressive Growth Fund, and SBAM. Effective August 1, 2004, the advisory fees for the Growth & Income Fund and the Aggressive Growth Fund, which are calculated daily and payable monthly, are calculated in accordance with the following breakpoint schedule:

Growth & Income Fund:

Advisory
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.450%

Next $1.0 billion	0.425

Next $1.0 billion	0.400

Next $1.0 billion	0.375

Over $4.0 billion	0.350

 Notes to Financial Statements (unaudited) (continued)

Aggressive Growth Fund:

Advisory
Average Daily Net Assets	Fee Rate

First $5.0 billion	0.600%

Next $2.5 billion	0.575

Next $2.5 billion	0.550

Over $10.0 billion	0.500

      The Trust, on behalf of each Fund, has also entered into administration agreements with SBFM. Under the agreements, each Fund pays an administration fee calculated at an annual rate of 0.20% of each Fund’s respective average daily net assets; except for the Equity Index Portfolio and Growth & Income Fund. The Equity Index Portfolio pays an administration fee calculated at an annual rate of 0.06% of its average daily net assets. These fees are calculated daily and paid monthly.

      The Board of Trustees of the Trust approved amendments to the Administration Agreement between the Trust, on behalf of the Growth & Income Fund and SBFM. Effective August 1, 2004, the administration fee for the Growth & Income Fund, which is calculated daily and payable monthly, will be calculated in accordance with the following schedule:

Growth & Income Fund:

Administration
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.200%

Next $1.0 billion	0.175

Next $1.0 billion	0.150

Next $1.0 billion	0.125

Over $4.0 billion	0.100

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Funds paid transfer agent fees totaling $7,544 to CTB. The totals for each Fund were as follows:

Transfer Agent

Diversified Strategic Income Portfolio	$2,500

Equity Index Portfolio	5,000

Growth & Income Fund	24

Aggressive Growth Fund	20

      Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

      The Trust, on behalf of the Equity Index Portfolio, Growth & Income Fund and Aggressive Growth Fund, adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class II shares. The Plan provides that the Trust, on behalf of the Funds, shall pay CGM a fee up to 0.25% of the average daily net assets of the Funds attributable to Class II shares. As of June 30, 2005, Growth & Income Fund had not issued any Class II shares.

      During the six months ended June 30, 2005, CGM and its affiliates received brokerage commissions of $48 from Salomon Brothers Variable Growth & Income Fund.

      All officers and one trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

 Notes to Financial Statements (unaudited) (continued)

3.	Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

			U.S. Government and
	Investments		Agency Obligations

	Purchases	Sales	Purchases	Sales

Diversified Strategic Income Portfolio	$23,416,092	$34,574,448	$19,277,843	$10,822,230

Equity Index Portfolio	86,126,028	26,752,892	0	0

Growth & Income Fund	3,416,077	3,581,005	0	0

Aggressive Growth Fund	6,970,390	15,077	0	0

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Diversified Strategic Income Portfolio	$3,001,123	$(883,292)	$2,117,831

Equity Index Portfolio	277,695,535	(243,127,139)	34,568,396

Growth & Income Fund	1,909,467	(278,681)	1,630,786

Aggressive Growth Fund	6,335,101	(5,543,418)	791,683

At June 30, 2005, the Funds had the following open futures contracts:

Diversified Strategic Income Portfolio

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Sell:

US Treasury Notes 10 year	2	9/05	$226,818	$226,938	$(120)

Equity Index Portfolio

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:

S&P 500 Index Futures	48	9/05	$14,473,584	$14,346,000	$(127,584)

      At June 30, 2005, the Diversified Strategic Income Portfolio had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

				Unrealized
	Local	Market	Settlement	Gain
Foreign Currency	Currency	Value	Date	(Loss)

Contracts to Buy:

Euro	8,393,650	$8,264,416	7/22/05	$(129,234)

Contracts to Sell:

Euro	8,701,061	8,317,764	7/22/05	383,297

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$254,063

 Notes to Financial Statements (unaudited) (continued)

      During the six months ended June 30, 2005, the Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $204,084,180. For the six months ended June 30, 2005, the Fund recorded interest income of $417,200 related to such transactions. At June 30, 2005, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $43,193,138 for scheduled settlements on July 14, 19 and August 11, 2005.

4.	Class Specific Expenses

      Pursuant to a Distribution Plan, the Equity Index Portfolio, Aggressive Growth Fund and Growth & Income Fund each pay a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. As of June 30, 2005, no Class II shares were issued for Growth & Income Fund. For the year ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

Class II

Equity Index Portfolio	$282,754

Aggressive Growth Fund	26,949

      For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class I	Class II

Equity Index Portfolio	$2,481	$2,481

Aggressive Growth Fund	43	43

      For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class I	Class II

Equity Index Portfolio	$83,612	$15,927

Aggressive Growth Fund	3,687	3,341

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Diversified Strategic Income Portfolio

Net Investment Income	—	$4,799,696

Equity Index Portfolio Class I Shares

Net Investment Income	—	$21,936,892

Equity Index Portfolio Class II Shares

Net Investment Income	—	$2,962,652

Growth & Income Fund

Net Investment Income	—	$101,977

      For the six months ended June 30, 2005 and the year ended December 31, 2004, the Aggressive Growth Fund did not make any distributions.

6.	Shares of Beneficial Interest

      At June 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Equity Index Portfolio, Growth & Income Fund and Aggressive Growth Fund have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

 Notes to Financial Statements (unaudited) (continued)

      On August 30, 2002, the Aggressive Growth Fund and the Growth & Income Fund created a separate class of shares designated as Class II shares. Prior to that date, these Funds issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2005, Growth & Income Fund had not issued any Class II shares.

      Transactions in shares for each Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

Diversified Strategic Income Portfolio

Shares sold	381,423	$3,552,163	1,370,414	$12,777,163

Shares issued on reinvestment	—	—	517,828	4,799,696

Shares repurchased	(1,024,556)	(9,571,248)	(1,436,108)	(13,390,612)

Net Increase (Decrease)	(643,133)	$(6,019,085)	452,134	$4,186,247

Equity Index Portfolio Class I Shares

Shares sold	1,144,229	$33,161,500	4,668,053	$129,139,424

Shares issued on reinvestment	—	—	743,910	21,936,892

Shares repurchased	(1,270,355)	(36,846,447)	(2,029,271)	(56,382,704)

Net Increase (Decrease)	(126,126)	$(3,684,947)	3,382,692	$94,693,612

Equity Index Portfolio Class II Shares

Shares sold	681,101	$19,913,868	3,314,334	$89,913,691

Shares issued on reinvestment	—	—	100,387	2,962,652

Shares repurchased	(450,029)	(13,051,779)	(610,686)	(17,046,282)

Net Increase	231,072	$6,862,089	2,804,035	$75,830,061

Growth & Income Fund

Shares sold	131,466	$626,420	578,485	$2,677,330

Shares issued on reinvestment	—	—	20,749	101,977

Shares repurchased	(228,441)	(1,094,360)	(367,287)	(1,681,850)

Net Increase (Decrease)	(96,975)	$(467,940)	231,947	$1,097,457

Aggressive Growth Fund Class I Shares

Shares sold	265,704	$5,468,588	523,041	$10,418,783

Shares repurchased	(36,481)	(754,770)	(101,052)	(2,029,612)

Net Increase	229,223	$4,713,818	421,989	$8,389,171

Aggressive Growth Fund Class II Shares

Shares sold	203,227	$4,136,742	777,437	$15,454,588

Shares repurchased	(49,977)	(1,021,197)	(71,755)	(1,394,553)

Net Increase	153,250	$3,115,545	705,682	$14,060,035

7.	Capital Loss Carryforward

      On December 31, 2004, the Funds had net capital loss carryforwards as follows:

	Diversified
	Strategic Income	Equity Index	Growth & Income	Aggressive
Year of Expiration	Portfolio	Portfolio	Fund	Growth Fund

12/31/2008	$1,781,808	—	—	—

12/31/2009	4,543,816	—	—	—

12/31/2010	2,118,955	$30,303,104	$244,984	$595,724

12/31/2011	—	—	644,680	—

	$8,444,579	$30,303,104	$889,664	$595,724

 Notes to Financial Statements (unaudited) (continued)

8.	Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9.	Legal Matters

      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought

 Notes to Financial Statements (unaudited) (continued)

injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

      On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

      Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

      As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10.	Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, SBFM, SBAM and TIMCO (the “Advisers”), currently indirect wholly owned subsidiaries of Citigroup, would become indirect wholly owned subsidiaries of Legg Mason. The Advisers are the investment advisers to Diversified Strategic Income Portfolio, Equity Index Portfolio, Salomon Brothers Variable Growth and Income Fund and Salomon Brothers Variable Aggressive Growth Fund.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

      Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment advisory contracts between the Funds and the Advisers. Therefore, the Funds’ Board of Trustees will be asked to approve new investment advisory contracts between the Funds and the Advisers. If approved by the Board, the new investment advisory contracts will be presented to the shareholders of the Funds for their approval. Subsequently, on August 1, 2005, the Board approved the new investment advisory contracts between the Funds and the Advisers.

Greenwich Street Series Fund

TRUSTEES

Dwight B. Crane

Burt N. Dorsett
R. Jay Gerken, CFA
       Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer
and Treasurer

Oliver Asselin

Vice President and
Investment Officer

Kevin Caliendo

Vice President and
Investment Officer

Richard A. Freeman

Vice President and
Investment Officer

Martin R. Hanley

Vice President and
Investment Officer

Michael A. Kagan

Vice President and
Investment Officer

John Lau

Vice President and
Investment Officer

Roger M. Lavan

Vice President and
Investment Officer

Alex A. Romeo

Vice President and
Investment Officer

Beth A. Semmel, CFA

Vice President and
Investment Officer

Louis Scott

Vice President and
Investment Officer
OFFICERS (Cont’d.)

Peter J. Wilby, CFA

Vice President and
Investment Officer

Daniel Willey

Vice President and
Investment Officer

David M. Zahn

Vice President and
Investment Officer

Andrew Beagley

Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISERS

Smith Barney Fund Management LLC

Salomon Brothers Asset Management Inc
TIMCO Asset Management, Inc.

ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

SUB-TRANSFER AGENT

PFPC Inc.

Greenwich Street Series Fund

Diversified Strategic Income Portfolio

Equity Index Portfolio

Salomon Brothers Variable Growth & Income Fund

Salomon Brothers Variable Aggressive Growth Fund

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

This report is submitted for the general information of the owners of the Greenwich Street Series Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the funds. Please read the prospectus carefully before investing.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

S-6225 M (8/05)
05-8929

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Greenwich Street Series Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Greenwich Street Series Fund
Date: September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Greenwich Street Series Fund
Date: September 7, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Greenwich Street Series Fund
Date: September 7, 2005